SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER SECURITIES
ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 24

SEC File No. 2-27183
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No. 18
SEC File No. 811-1528
BRUCE FUND, INC.
[Exact Name of Registrant as Specified in Charter]
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606

[Address of Principal Executive Offices]
(312) 236-9160

[Registrant's Telephone Number, including Area Code]

Robert B. Bruce
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606

[Name and Address of Agent for Service]

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

__Immediately upon filing pursuant to paragraph (b)
__On (date) pursuant to paragraph (b)
_x_60 days after filing pursuant to paragraph (a), inc. reference to October 23, 2000
__On (date) pursuant to paragraph (a) of rule 485





     BRUCE  FUND, INC.

     20 N. Wacker Drive
     Suite 2414
     Chicago, Illinois  60606
	(312) 236-9160


BRUCE FUND, INC. / PROSPECTUS


Management of the Bruce Fund, a diversified, open-end no-load management company, attempts to achieve the Fund's objective of long-term capital appreciation primarily through investments in common stock and debt securities; income is a secondary consideration. The Fund may also invest in other securities.

This Prospectus sets forth concise information about Bruce Fund,
Inc. (the "Fund") that a prospective investor ought to know
before investing. Investors should read and retain this
Prospectus for future reference.
___________________________


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


___________________________

October 12, 2000




BRUCE FUND, INC - INVESTMENT SUMMARY


Investment Objective

Bruce Fund's primary investment objective is long-term capital appreciation. There can be no assurance that the Fund will be able to achieve its investment objective. Except as otherwise indicated, the Fund's investment objective and policies may be changed without a vote of shareholders.

Principal Investment Strategies

 The Fund manager (Bruce & Co., Inc.) seeks to achieve the objective by investing primarily in domestic common stocks, and bonds, including "zero coupon" government bonds.

The Fund may invest, without restriction, in future interest and principal of U. S. Government securities, commonly known as "zero coupon" bonds. The Fund manager attempts to position the Fund where it sees the best capital appreciation opportunity. Other debt securities, traded on exchanges or over-the-counter, may be acquired at substantial discounts from the principal amount, again if the Fund manager believes a capital appreciation opportunity is presented. Investments may be made in defaulted bonds, and management has invested in such defaulted bonds, which sell at a great discount from face redemption value.


The Fund invests in domestic common stocks of any capitalization where the overriding strategy is long-term capital appreciation. Both growth and value criteria are used to determine and select those stocks affording capital appreciation potential.
Securities of unseasoned companies may also be acquired from time to time.


Principal Investment Risks

The Fund is subject to the following principal investment risks:

Interest Rate Risk. The issuers of debt securities, including "zero coupon" government bonds, are expected to redeem the securities by payment to the investor of the principal amount at maturity. However, market interest rates change, causing the current market value of debt securities at any time to fluctuate. The value of the Fund's debt securities portfolio may decline when market interest rates rise. The Fund being able to invest, without restriction, in future interest and principal of U. S. Government securities, commonly known as "zero coupon" bonds, would be primarily sensitive to and affected by interest rate risk.

Maturity Risk. The longer the maturity of a debt security the more it fluctuates with changes in interest rates. When interest rates rise, you can expect the value of long-term bonds to fall more than those of short-term bonds.


Credit Risk. The risk of loss on a debt security is less than on an equity security of the same issuer, but there is a risk that the market price of the debt security may decline below the price at which it was acquired. There is also a risk that the issuer may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default resulting in no repayment to the holder at maturity. Debt securities, are many times, rated by various credit rating firms, and the lowering of such ratings can cause the value of the debt securities to decline.

Liquidity Risk. Securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The Fund being able to invest in unseasoned companies, defaulted bonds and debt securities, traded over-the-counter or at substantial discounts, will be subject to liquidity issues and risk. The urgency to sell these securities might result in receiving a price substantially less than anticipated.

Small Cap Investing. The value of securities of smaller, less well-known issuers, can be more volatile than that of larger issuers.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Investors must recognize there is a risk of loss of money in investing in Fund shares, as there is in any investment seeking capital appreciation, including securities issued by the U.S.
Treasury.

Investor Profile

The Fund is intended for those investors who have a high tolerance for risk and a long-term time horizon. Shareholders should be comfortable with fluctuating share prices as well as the Funds' other investment risks.

Performance

The following chart and table provide some indication of the risks of investing in the Fund by illustrating how the Fund has performed from year to year, and comparing this information to a broad measure of market performance. Past performance is not necessarily an indication of future performance.





Total Returns for Years Ending December 31
 1990  -1.07%
 1991   1.42%
 1992  10.62%
 1993  19.44%
 1994 -16.08%         (chart)
 1995  64.78%
 1996  -2.32%
 1997  30.24%
 1998  -6.02%
 1999 -19.78%

For the period included in the bar chart, the Fund's highest return for a calendar quarter was 25.05% (the 2nd fiscal quarter of 1996), and the Fund's lowest return for a calendar quarter was -26.00% (the 1st fiscal quarter of 1991). The return for the quarter ended September 30, 2000 was 8.62%.

Average Annual Total Returns
						Russell 2000
For periods ended December 31, 1999	  Fund	Growth Index
	One Year			-19.78%	     43.09%
	Five Years			  9.59%	     18.99%
	Ten Years			  5.81%      13.51%

The Russell 2000 Growth Index is an unmanaged index comprised of common stocks of 2000 small U.S. companies with higher than average forecasted growth orientation. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses.



FUND EXPENSES

	The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses set forth below are for the 2000 fiscal year.

Shareholder Transaction Expenses

Sales Load Imposed on
Purchases0.00%
Sales Load Imposed on
Reinvested      Dividends0.00%
Contingent Deferred Sales
Load0.00%
Redemption Fees0.00%
Exchange Fees0.00%

Annual Fund Operating Expenses

Management Fees
1.00%
12b-1 Fees
0.00%
Other Expenses
0.71%
Total Operating Expenses
1.71%

	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

	This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same each year. Although the actual expenses may be higher or lower, based on these assumptions your costs would be:

1 year
3 years
5 years
10 years
$175
$543
$936
$2,038


Investment Details

The investment objective and principal strategies described above may be changed at any time without shareholder approval. There is no minimum or maximum percentage of Fund assets required to be invested in any type of security. The Fund reserved the right, as a temporary defensive measure when general economic (including market) conditions are believed by management to warrant such action, to invest any portion of its assets in conservative fixed-income securities such as United States Treasury
Bills, Notes, Bonds, certificates of deposit, prime-rated commercial paper and repurchase agreements with banks (agreements under which the seller of a security agrees at the time of sale to repurchase it at an agreed time and price). When the Fund is so invested it may not achieve its objective. Securities are not generally purchased with a view to rapid turnover to obtain short-term profits, but rather are purchased because management believes they will appreciate in value over the long-term.

Investment Restrictions

The Fund has adopted certain investment restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, as defined by the Investment Company Act. Such investment restrictions are set forth in the Fund's "Statement of Additional Information".

	The right, as a defensive measure (see above), to invest Fund assets in conservative fixed-income securities mandates that not more than 5% of the total assets of the Fund, taken at market value, will be invested in the securities of any one issuer (other than securities issued by the United States Government or an agency thereof, or a security evidencing ownership in future interest and principal of U.S. Treasury, such as "zero coupon" bonds). Management may, by reason of the exception to this restriction, invest assets of the Fund without limit in such Government securities.

Management's Discussion of Fund Performance

The annual report to shareholders of the Fund contains performance information in addition to that included in this prospectus. The Bruce Fund will make available the annual report to any recipient of its prospectus upon request and without charge.

Management, Organization and Capital Structure

The Fund has entered into an Investment Advisory Agreement employing Bruce and Co. to manage the investment and reinvestment of the Fund's assets and to otherwise administer the Fund's affairs to the extent requested by the Board of Directors. Bruce and Co., presently manages no other mutual fund or investment company. Under the Agreement, Bruce and Co. is, subject to the authority of the Fund's board of directors, responsible for the overall management of the Fund's business affairs. This Agreement is subject to annual review and will continue in force if specifically approved annually by the stockholders.

The advisor, Bruce and Co., is an Illinois corporation, controlled by Robert B. Bruce; it is located at Suite 2414, 20
North Wacker Drive, Chicago, Illinois 60606.

Robert B. Bruce is president, treasurer and portfolio manager of the Fund, which he has managed since October 1983. Mr. Bruce has worked as an independent investment manager since 1974.

Bruce and Co.'s compensation for its services to the Fund are calculated as follows:

Annual Percentage Fee
Applied to Average
Net Assets of Fund


1.0%
Up to $20,000,000; plus
0.6%
$20,000,000 through $l00,000,000;plus
0.5%
over $l00,000,000

The fee is calculated and paid each calendar month based on the average of the daily closing net asset value of the Fund for each business day of that month. Since the rates above are annual rates, the amount payable to the adviser for each calendar month is l/l2th of the amount calculated as described. The annual percentage fee of l.0% is higher than the fee charged to a majority of open-end investment companies. The Fund also bears certain fees and expenses including, but not limited to, fees of directors (not affiliated with Bruce and Co.), custodian fees, costs of personnel to perform clerical, accounting and office services for the Fund, fees of independent auditors, counsel, transfer agencies and brokers' commissions. These fees are fully described in the Investment Advisory Agreement. The adviser, Bruce and Co., received $24,272 during the 2000 fiscal year (1.00% of average net assets)

The Fund has only one class of authorized stock: Capital Stock, $1.00 par value. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable (as described under "Redemption of Fund Shares" and "Determination of Net Asset Value") and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liability associated with ownership of Fund stock.

Determination of Net Asset Value (NAV)

Fund shares are priced at net asset value (NAV), which management determines as of 3:00 P.M. Central Time each business day by dividing the value of the Fund's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued-expenses), by the number of shares outstanding. Securities listed on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at the last reported sale price. Unlisted securities for which quotations are available are valued at the closing bid price.

Short-term securities are valued at amortized cost. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values. The net asset value would also be determined at the close of business on any other day on which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be materially affected by changes in the value of the portfolio securities, provided that such day is a business day on which shares were tendered for redemption or orders to purchase shares were received by the Fund. Except under extraordinary conditions, the Fund's business days will be the same as those of the New York Stock Exchange.

Purchasing Fund Shares

To invest in Fund shares, the investor should complete the Order Form enclosed at page 9 of this Prospectus. The completed and signed application, accompanied by payment to Bruce Fund, Inc., should be mailed to Bruce Fund, Inc., c/o Unified Advisers, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1897. All applications must be accompanied by payment. Applications are subject to acceptance by the Fund, and are not binding until so accepted. Shares will be bought at the next NAV, as applicable, calculated after the investment is received in proper form. The Fund does not accept telephone orders for purchase of shares and reserves the right to reject applications in whole or in part. The Board of Directors of the Fund has established $1,000 as the minimum initial purchase and $500 as the minimum for any subsequent purchase (except through dividend reinvestment), which minimum amounts are subject to change at any time. Shareholders will be notified in the event such minimum purchase-amounts are changed. Stock certificates are no longer issued.

Redemption of Fund Shares

 Shareholders have the right to request the Fund to redeem their shares by depositing their certificates at Unified Advisers, Inc. with a written request addressed to Unified Advisers, Inc. that the shares be redeemed. Redemption may be accomplished by a signed written request to the transfer agent that the Fund redeem the shares. Requests for redemption of Fund shares must be signed by each shareholder and EACH SIGNATURE MUST
BE GUARANTEED by a bank or trust company in, or having a correspondent in New York City, or by a member firm of a national securities exchange. Signatures on endorsed certificates submitted for redemption must also be similarly guaranteed. Shares will be sold at the next NAV calculated after the redemption request is received in proper form. It is suggested that all redemption requests by mail be sent Certified Mail with return receipt.

The redemptionprice is the net asset value per share determined as described previously. See, "Determination of Net Asset Value". Payment for shares redeemed, except as described hereafter, is made by the Fund to the shareholder within seven days after the certificates are received, but the Fund may suspend the right of redemption, subject to rules and regulations of the Securities and Exchange Commission, at any time when
(a) The New York Stock Exchange is closed, (b) trading on such exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (d) the Commission by order permits such suspension for the protection of shareholders.

If in the opinion of the Board of Directors, conditions exist which make cash payments undesirable, payment may be made in securities or other property in whole or in part. Securities delivered in payment of redemptions are valued at the same value of the Fund's assets. Shareholders receiving such securities or redemption will incur brokerage costs on the sale thereof.

Dividends, Distributions and Tax Consequences

 The Fund intends to distribute substantially all of its net income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually and to comply with the provisions of the Internal Revenue Code applicable to investment companies, which will relieve the Fund of Federal income taxes on the amounts so distributed. The dividends and long-term capital gains distributions are taxable to the recipient whether received in cash or reinvested in additional shares. Long-term capital gains distributions will be taxed to the individual Fund shareholder as such, regardless of the length of time the Fund shares have been held.

Unless a shareholder otherwise directs, all income dividends and capital gains distribution are automatically reinvested in full and fractional shares of the Fund. Shares are purchased at the net asset value (see "Determination of Net Asset Value") next determined after the dividend declaration and are credited to the shareholder's account. Stock certificates are not issued. A shareholder may elect to receive all income dividends and capital gains distributions in cash or to reinvest capital gains distributions and receive income dividends in cash. An election to reinvest or receive dividends and distributions in cash will apply to all shares of the Fund registered in the same name, including those previously purchased. A shareholder wishing to make such election must notify the transfer agent in writing of such election.

Shareholders may elect not to continue in the dividend reinvestment program at any time. Following such election, the shareholder will receive income dividends or all distributions in cash. Any shareholder who is not participating in the dividend reinvestment program may elect to do so by giving written notice to the transfer agent. If an election to withdraw from or participate in the dividend reinvestment program is received between a dividend declaration date and payment date, it will become effective on the day following the payment date.

Pending Legal Proceedings

There are no legal proceedings to which the Fund or the adviser is a party.





























Financial Highlights

	The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen L.L.P., whose report, along with the Fund's financial statements, are included in the Statement of Additional Information and in the annual report to shareholders, either or both of which are available upon request.

	Selected data for each share of capital stock outstanding through each year is presented below :

	                  2000    1999    1998	 1997     1996
Net Asset Value, Beginning of Period (B)
                       $135.51   $175.27   38.35  $134.23 $113.94
Income From Investment Operations
Net Investment Income	  4.41   4.02     4.32   4.42    3.77
Net Gains or(Losses)on Invest(3.77)(26.18)  36.88  3.80   20.22
(both realized and unrealized)
Total From Investment Operations0.64 (22.16) 41.20  8.22  23.99
Less Distributions
Distribution (from net investment
income) (A)	           (4.50)  (4.40)     (4.28) (4.10) (3.70)
Distribution(from net capital gain(A)
                         (3.50) (13.20)	-      -  	    -
Total Distributions	    (8.00) (17.60)  (4.28) (4.10)  (3.70)
Net Asset Value, End of Period (C)
                     $128.15   $135.51  $175.27	 $138.35  $134.23

Total Return        	1.44%   (13.46%)  29.77%  6.13%   20.81%

Ratios/Supplemental Data

Net Assets, End of Period ($ million)
                   	$2.52	$2.60	$3.25	$2.63	$2.56
Ratio of Expenses to Average Net Assets
                 	1.71%	1.64%	1.59%	1.69%	1.78%
Ratio of Net Income to Average Net Assets
                   	3.55%	2.59%	2.60%	3.29%	2.98%
Portfolio Turnover Rate
                   22.26%    34.78%     2.60%	4.22%	11.83%



  Figures are based on average daily shares outstanding during year, with the following exceptions: (A) number of shares at dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year.
  The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds. Ratio of expenses to average net assets before reimbursement for 1999 and 2000 was 2.01% and 2.18%, respectively.





ORDER FORM FOR PURCHASING BRUCE FUND SHARES

GENERAL TERMS

	This application is subject to acceptance by the Fund in Chicago, Illinois. This application will not be accepted unless accompanied by payment. The passage of title to and delivery of shares purchased (including shares hereafter purchased through dividend reinvestment or otherwise), whether or not certificates are issued, shall be deemed to take place in Illinois. The applicant certifies that he or she has full capacity to enter into this subscription agreement. The purchase price shall be the net asset value in effect at the time this application is accepted by the Fund.

DIVIDEND ELECTION

	Unless a shareholder otherwise directs, all income dividends and capital gains distributions are automatically reinvested in full and fractional shares of the Fund. If you do NOT wish your dividends and capital gains distributions reinvested in shares of the Fund but wish instead to receive the full amount of dividends and capital gains distributions in cash, or to receive income dividends only in cash (reinvesting capital gains distributions in shares of the Fund), you should check the choice you wish to make, and sign at the place indicated.

	(  )	I (We) elect to receive the full amount of all
dividends and
capital gains distributions hereafter paid on shares of Bruce
Fund, Inc.
registered in the name(s) of the undersigned in cash, until contrary written instructions are received by the Fund.

	(  )	I (We) elect to receive the full amount of all income
dividend distributions hereafter paid on shares of Bruce Fund, Inc.
registered in the name(s) of the undersigned in cash, and approve the automatic reinvestment of all capital gains distributions in full and fractional shares of the Fund, until contrary written instructions are received by the Fund.


_______________________________
_____
	Signature


_______________________________
_____
Signature of Co-Owner, if any.
if shares are to be registered.
jointly, all owners must sign.


(NOTE: If this election is not signed, dividends and capital gains distributions will be reinvested in Fund shares, as described on the Order Form. If you elect to receive dividends/capital gains in cash, this signed Dividend Election must be returned with your Order Form for Purchasing Bruce Fund Shares).


MAIL THIS ORDER FORM AND CHECK DIRECTLY TO UNIFIED ADVISERS, INC.

	ORDER FORM FOR PURCHASING BRUCE FUND SHARES
	(Minimum initial investment of $1,000; $500, thereafter)

Unified Advisers, Inc.				Date:
431 North Pennsylvania Street
Indianapolis, Indiana 46204-1897
Attn:  Bruce Fund, Inc.

Gentlemen:

	Enclosed is my check in the amount of $_____________ (make check payable to Bruce Fund, Inc.) for the purchase of shares of Bruce
Fund,
Inc. Capital Stock.  The undersigned subscribes for:

	(  )	Exactly ______________________________________________
shares,
			OR
	(  )	The maximum number of full and fractional shares which
may be purchased with the enclosed amount.

	The minimum initial purchase is $1,000, and the minimum for any subsequent purchase is $500, except through dividend reinvestment. All applications must be accompanied by payment.
 Differences between
amounts submitted and actual cost of shares purchased will be refunded or billed to the registered owner designated below, unless otherwise specified.

	I have received and read the latest prospectus of the Bruce
Fund.

	AUTOMATIC DIVIDEND REINVESTMENT - I understand that all dividends and capital gains will be automatically reinvested unless the Dividend
Election on the reverse side is signed or until contrary written instructions are received by the Fund, as set forth in the prospectus.

	STOCK CERTIFICATES - All shares purchased (including reinvestments) will be credited to the stockholder's account; no stock certificates will be issued.

All dividend shares will be held by Unified Advisers, Inc..

Shares of the Bruce Fund are to be registered as follows:______________________________________
	       (Name)
This section must be completed to open your account. Failure to complete this section and sign the Order Form may result in backup withholding.

SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER











Individual accounts. Specify the Social Security number of the owner.
Joint accounts. Specify the Social Security number of the first named owner.
Uniform Gifts/Transfers to Minors account.  Specify minor's
Social Security number.
Corporations, Partnerships, Estates, Other Entities or Trust accounts. Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the Fund.



In addition to the above, Joint accounts must also specify the Social Security number of the second named owner here.











Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security Number or Taxpayer Identification Number in this Order Form, and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security Number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends paid to your account and/or the withholding of certain other payments to you (referred to as "backup withholding").

Under penalties of perjury, you certify that:

1.	The Social Security or Taxpayer Identification Number on
this Application is correct; and

2.	You are not subject to backup withholding because a) you are exempt from backup withholding; or b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


Name:
_________________________________
	(please print)
Name:
_________________________________

Street:
_________________________________
Street:
_________________________________
City: ___________ State: _________
Zip:_____
City: ___________ State: _________
Zip:_____



______________________________________
_
Signature
______________________________________
_
Signature


If shares are to be registered jointly, all owners must sign. Any registration in the names of two or more co-owners will, unless otherwise specified, be as joint tenants with right of survivorship and not as tenants in common. Shares may be registered in the name of a custodian for a minor under applicable state law. In such cases, the name of the state should be indicated, and the taxpayer identification or social security number should be that of the minor.



PROSPECTUS

October 12, 2000

BRUCE FUND, INC.


BRUCE FUND, INC.
20 North Wacker Drive
Chicago, Illinois  60606


	Additional information about the Fund may be found in the Statement of Additional Information, and in shareholder reports. Shareholder inquiries may be made by calling the Bruce Fund at 1-800-347-8607. The Statement of additional Information contains more information on Fund investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

BY PHONE:	Call Bruce Fund at 1-800-347-8607

BY MAIL:	Bruce Fund, Inc. at the above address
				or
		Public Reference Section
		Securities and Exchange Commission
		Washington, D.C. 20549-0102
			(a duplication fee is charged)

IN PERSON:	Public Reference Room
		Securities and Exchange Commission
		Washington, D.C.
			(call 1-202-942-8090 for more information)

BY ELECTRONIC REQUEST:  at the following email address:
                        publicinfo@SEC.gov (a duplication fee is charged)

	The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).




Investment Company Act File Number:	811-1528






STATEMENT OF ADDITIONAL INFORMATION



BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois  60606
(312) 236-9160





	This Statement of Additional Information is not a Prospectus, but it should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing or calling BRUCE FUND, INC. Certain information is incorporated by reference to the Report to Shareholders dated July 31, 2000. The Report to Shareholders is available, without charge, upon request by calling 1-800-347-8607. This Statement of Additional Information relates to the Prospectus dated October 12, 2000.




Date:  October 12, 2000





	TABLE OF CONTENTS

Fund History        1

Classification:  	1

Investment Strategies and Risk	      1

Fund Policies        1

Management of the Fund	3

Code of Ethics       4

Control Persons and Principal Holders of Securities:	4

Investment Advisory and Other Services:	    4

Brokerage Allocation:	6

Capital Stock and Other Securities:    	8

Purchase, Redemption and Pricing of Shares:	8

Taxation of the Fund	      8

Underwriters:	9

Financial Statements as of June 30, 2000   	9


STATEMENT OF ADDITIONAL INFORMATION

Fund History:	Bruce Fund, Inc. is a Maryland corporation
incorporated on June 20, 1967. The Fund's only business during the past five years has been an investment company. The name of the Fund was changed to BRUCE FUND, INC. in October 1983.

	Classification: The Fund is an open end, diversified, management investment company.

	Investment Strategies and Risks: The principal strategies followed in seeking to achieve the Fund's primary investment objective of long term capital appreciation are described in the prospectus. Securities of unseasoned companies, where the risks are considerably greater than common stocks of more established companies, may also be acquired from time to time if the Fund management believes such investments offer possibilities of capital appreciation. The Fund may also invest in securities convertible into common stocks, preferred stocks, other debt securities and warrants. The Investment Restrictions, to which the Fund is subject, limit the percentage of total fund assets that may be invested in the securities of any one issuer. These restrictions do not apply to securities representing ownership interest in United States Government securities.

Fund Policies: The Fund has adopted certain investment restrictions which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined by the Investment
Company Act.  These fundamental policies are:

	1.	Securities of other investment companies will not be
purchased, except the Fund may purchase securities issued by money market funds.

	2.	The Fund will not acquire or retain any security issued
by a company if one or more officers or directors of the Fund or any affiliated persons of its investment adviser beneficially own more than one-half of one percent (0.5%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such stock or security.

	3.	The Fund will not borrow money or pledge any of its
assets.

	4.	Investments will not be made for the purpose of
exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

	5.	The Fund will not sell short, buy on margin or engage
in arbitrage transactions.

	6.	The Fund will not lend money, except for the purchase
of a portion of an issue of publicly-distributed debt securities.

	7.	The Fund will not buy or sell commodities, commodity
futures contracts or options on such contracts.

	8.	The Fund will not act as an underwriter or distributor
of securities, other than its own capital stock, except as it may be considered a technical "underwriter" as to certain securities which may not be publicly sold without registration under the Securities Act of 1933.

	9.	The Fund will not purchase or write any puts, calls or
combinations thereof. The Fund may, however, purchase warrants for the purchase of securities of the same issuer issuing such warrants, or of a subsidiary of such issuer. The investment in warrants, valued at the lower of cost or market, may not exceed
5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be Warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

	10.	The Fund will not purchase or own real estate or
interests in real estate, except in the marketable securities of real estate investment trusts.

	11.	The Fund will not purchase any securities which would
cause more than 10% of the Fund's net assets at the time of purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933.

	12.	Not more than 25% of the value of the Fund's total
assets (exclusive of government securities) will be invested in companies of any one industry or group of related industries.
The Fund will not issue senior securities.

	13.	The Fund will be required to have at least 75% of the
value of its total assets represented by (i) cash and cash items (including receivables), (ii) government securities as defined in the Investment Company Act of 1940, and (iii) other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer.

	14.	The Fund will not invest in oil, gas or other mineral
leases.

	It is the policy of the Fund not to invest more than 5% of the value of the Fund's total assets in securities of issuers, including their predecessor, which have been in operation less than three years. Registrant does not presently invest in foreign securities and has no present plans to make such investments. There is no restriction against making investments in the securities of unseasoned issuers or of foreign issuers and such investments may be made in management's discretion, without approval of a majority of the Fund's outstanding voting securities. Management has no present intention of changing either policy described.

MANAGEMENT OF THE FUND

The Fund is managed by its officers and directors. It has no advisory board.

     Directors are elected at the annual meeting and serve until the next annual meeting of stockholders, and until the successor of each shall have been duly elected and shall have qualified.
The board of directors is:


Directors


	(1) *Robert B. Bruce
	Age 68


Business Experience
for Last Five Years


l974 to present - principal, Bruce
and Co. (investment advisor); l982
to present - Chairman of Board of
Directors, Treasurer, Professional
Life & Casualty Company (life
insurance issuer), previously
Assistant Treasurer.

    (2) Ward M. Johnson
	Age 63

l998 to present - Publisher "Florida
Golfer"magazine; 1995 to 1998-
Manufacturer's agent representing
manufacturers of housewares, home
furnishings, consumer electronics
products, and office equipment.

     (3)  John R. Nixon
	Age 59

Member, Chicago Board Options
Exchange, Trader

	Mr. Bruce has been a director since l983; Mr. Ward M.
Johnson was elected in December, l985 and Mr. Nixon was elected in December, 1999.

	*R. Jeffrey Bruce is Vice President and Secretary of the
Fund, and is Vice President of Bruce and Co., the Fund manager.
He has held these positions since 1983. R. Jeffrey Bruce is the son of Robert B. Bruce. (* Indicates Affiliated Person)

	Compensation Table: No director or officer receives compensation from the Fund. Robert B. Bruce and R. Jeffrey Bruce are officers and stockholders of the Fund manager, Bruce and Co., which is paid a management fee by the Fund. There are no concessions to directors or affiliated persons who invest in Fund shares.

    Ward M. Johnson   $100.00
    John R. Nixon     $100.00


Code of Ethics

      The Fund and the Fund manager have adopted a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics requires all investment personnel with access to information about the purchase or sale of securities by the fund to report to the Board of Directors all transactions in covered securities, which is reviewed quarterly.


Control Persons and Principal Holders of Securities

(a)	Robert B. Bruce is believed by management to be the only
person who owns beneficially, either directly or indirectly, more than 25% of the voting securities of the Fund. (See, (b) below). Bruce Fund, Inc. is a Maryland corporation. In that no major corporate measure requires approval by more than 75% of all outstanding shares, no person voting alone could permit:

(1)	the consolidation, merger, share exchange or transfer of
assets to another person;

(2)	the distribution of a portion of the assets of the Fund to
its stockholders in partial liquidation;

(3)	the voluntary dissolution of the Fund;

(4)	the "business combination" of the Fund with another person
as described in Maryland General Corporation Law, Sec. 3-601 through 3-603.

(b)	Robert B. Bruce owned 42.5%, and R. Jeffrey Bruce owned
5.9%, of the outstanding shares of the Fund at June 30, 2000. No other person is known to the Board of Directors of the Fund to be the beneficial owner of more than 5%.

(c)	Robert B. Bruce, President of the Fund and principal owner
of Bruce and Co., investment adviser to the Fund, presently owns 8,384 shares of the Fund, and his wife owns 538 shares; Mr. Bruce disclaims any beneficial ownership in Mrs. Bruce's shares. All other officers and directors of the Fund own less than 10% of the outstanding shares.

Investment Advisory and Other Services

(a)	Bruce and Co., an Illinois corporation controlled by Robert
B. Bruce, is the only investment adviser to the Fund. Mr. Bruce is in control of the adviser, and is Chairman of the Board of Directors, President and Treasurer of the Fund. R. Jeffrey
Bruce is the son of Robert B. Bruce, is employed by, and a stockholder, officer and director of, Bruce and Co. and is Vice-President and Secretary of the Fund.

	The advisory fee payable by the Fund to Bruce and Co. is a percentage applied to the average net assets of the Fund as follows:

Annual Percentage Fee
Applied to Average Net Assets of Fund


1.0%
Up to $20,000,000; plus


0.6%
$20,000,000 through $100,000,000; plus


0.5%
over $100,000,000

	A fee installment will be paid in each month and will be computed on the basis of the average of the daily closing net asset values for each business day of the previous calendar month for which the fee is paid (e.g., 1/12% of such average will be paid in respect to each month in which such average is less than $20 million).

(1)	The advisory fee paid to Bruce and Co.during 2000 was
$24,272, during 1999 was $29,779, and during 1998 was $29,366.

(2)	The Fund is not subject to any expense limitation provision.

(b)	The following services furnished for and on behalf of the
Fund are supplied and paid for wholly or in substantial part by the investment adviser in connection with the Investment Advisory
Contract:

	The adviser provides suitable office space in its own offices and all necessary office facilities and equipment for managing the assets of the Fund; members of the adviser's organization serve without salaries from the Fund as directors, officers or agents of the Fund, if duly elected or appointed to such positions by the shareholders or by the Board of Directors; the adviser bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities.

(c)	There are no fees, expenses, and costs of the Fund which are to be paid by persons other than the investment adviser or the Fund.

(d)	There are no management related service contracts under
which services are provided to the Fund.

(e)	No person other than a director, officer, or employee of the
Fund or person affiliated with Bruce and Co. regularly furnishes advice to the Fund and to Bruce and Co. with respect to the desirability of the Fund's investing in, purchasing and selling securities or other property or is empowered to determine what securities or other property should be purchased or sold by the Fund and no other person receives, directly or indirectly, remuneration for such advice, etc.

(f)	There is no plan pursuant to which the Fund incurs expenses
related to the distribution of its shares and there are no agreements relating to the implementation of such a plan.

(g)	The Fund's custodian is Fifth Third Bank, 38 Fountain Square
Plaza, Cincinnati, Ohio 45263. The Fund's independent public accountant is Arthur Andersen LLP, 33 West Monroe Street,
Chicago, Illinois 60603.

	The above named custodian has custody of all the Fund's securities. It accepts delivery and makes payment for securities purchased and makes delivery and receives payment for securities sold. The Fund's Shareholder and Transfer Agent is Unified Advisers, Inc., 431 N. Pennsylvania Street, Indianapolis, Indiana 46204-1897; it receives and processes all orders by investors to purchase and to redeem Fund's shares, maintaining a current list of names and addresses of all stockholders and their respective holdings. Upon receipt of authorization to make payment of Fund expenses from the investment adviser, the above named custodian makes such payments from deposits of the Fund, and sends confirmation of all bills paid. Unified Advisers, Inc. pays dividends, makes capital gain distributions and mails annual reports and proxy statements to stockholders.

	Certified independent public accountants performed an annual audit of Fund's financial statements for each of the ten years ended June 30, 2000.

Brokerage Allocation

(a)	Decisions to buy and sell securities for the Fund, the
selection of brokers and negotiation of the commission rates to be paid, or mark-ups (or mark-downs) on principal transaction, are made by Bruce and Co. Robert B. Bruce, an employee of the Fund and owner of Bruce and Co., is primarily responsible for making the Fund's portfolio decisions, subject to direction by the Board of Directors of the Fund. He is also primarily responsible for placing the Fund's brokerage business and, where applicable, negotiating the amount of the commission rate paid taking into account factors described in paragraph (c) below. It is the adviser's policy to obtain the best security price and execution of transactions available. During each of the last three fiscal years, the total brokerage commissions on the purchases and sales of portfolio securities by the Fund were:

2000
$2,000
1999
$   500
1998
$4,000

      The Fund frequently purchases and sell securities from dealers acting as principals; no commissions are paid on such transactions but do include mark-ups (or mark-downs).

(b)	None of the brokers with whom the Fund dealt in the last
three years was affiliated in any manner with the Fund, or with any affiliated person of the Fund, including the investment adviser.

(c)	Brokers are selected to effect securities transactions for
the Fund based on the adviser's overall evaluation of the commission rates charged, the reliability and quality of the broker's services and the value and expected contribution of such services to the performance of the Fund. Where commissions paid reflect services furnished in addition to execution, the adviser will stand ready to demonstrate that such services were bona fide and rendered for the benefit of the Fund. Such commissions may, on occasion, be somewhat higher than could be obtained from brokers not supplying such services.
The adviser considers the supplementary research and statistical or other factual information provided by dealers in allocating portfolio business to dealers. Such allocation is not on the basis of any formula, agreement or understanding.

	It is not possible to place a dollar value on such research and other information and it is not contemplated that the receipt and study of such research and other information will reduce the cost to Bruce and Co. of performing duties under the Advisory Agreement. The Board of Directors of the Fund has permitted the Fund to pay brokerage commissions which may be in excess of those which other brokers might have charged for effecting the same transactions, in recognition of the value of the brokerage and research services provided by the executing brokers. The research which is received from brokers includes such matters as information on companies, industries, areas of the economy and market factors. The information received may or may not be useful to the Fund, and may or may not be useful to the investment adviser in servicing other of its accounts.

	Bruce and Co. attempts to evaluate the overall reasonableness of the commissions paid by the Fund by attempting to negotiate commissions which are within a reasonable range, in the light of any knowledge available as to the levels of commissions being charged, but keeping in mind the brokerage and research services provided. Bruce and Co. will not execute portfolio transactions for the Fund and does not expect to receive reciprocal business from dealers who do so. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers, acting as principals, except where better prices or execution may otherwise be obtained.

(d)	Bruce and Co. is not aware that any of the Fund's brokerage
transactions during the last fiscal year were placed pursuant to an agreement or understanding with a broker or otherwise through an internal allocation procedure because of research services provided.



Capital Stock and Other Securities

	Bruce Fund, Inc. has only one class of authorized stock, Capital Stock, $1.00 par value; its Articles of Incorporation authorize the Issuance of 200,000 such shares. Stockholders are entitled to one vote per full share, to such distributions as may be declared by the Fund's Board of Directors out of funds legally available, and upon liquidation to participate ratably in the assets available for distribution. The holders have no preemptive rights. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of such directors if they choose to do so, and, in such event, the holders of the remaining shares so voting will not be able to elect any directors. The shares are redeemable (as described in the Prospectus) and are transferable. All shares issued and sold by the Fund will be fully paid and non-assessable. There are no material obligations or potential liabilities associated with ownership of Fund stock. There are no conversion rights and no sinking fund provisions.

Purchase, Redemption and Pricing of Shares

	See Prospectus, "Purchasing Fund Shares " and "Redemption of Fund Shares". There are no underwriters and no distribution of expenses of offering price over the net amount invested. There is no difference in the price at which securities are offered to public and individual groups and the directors, officers and employees of the Fund or its adviser.

Taxation of the Fund

	The Fund intends to distribute all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision will be made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company".

	On dividends from ordinary income and short-term gains the stockholders pay income tax in the usual manner. The dividend-received exclusion does not apply to capital gains distributions. The dividend-received exclusion is subject to proportionate reduction if the aggregate dividends received by the Fund from domestic corporations in any year is less than 75% of the Fund's gross income exclusive of capital gains. Statements will be mailed to shareholders in January of the year after the close of the fiscal year showing the amounts paid and the tax status of the year's dividends and distribution. The dividends and long term capital gains are taxable to the recipient whether received in cash or reinvested in additional shares. Federal legislation requires the Fund to withhold and remit to the Treasury a portion (20%) of dividends payable if the shareholder fails to furnish his taxpayer identification number to the Fund, if the Internal Revenue Service notifies the Fund that such number, though furnished, is incorrect, or if the shareholder is subject to withholding for other reasons set forth in Sec.
3406 of the Internal Revenue Code.

Underwriters

	The Fund will continuously offer public distribution of its securities. There are no underwriters with respect to such public distributions.

Financial Statements:

The Financial Statements filed herewith consist of:

	A.	Audited Financial Statements as of June 30, 2000,
including:

(1)	Report of independent public accountants, dated July 31,
2000.

(2)	Schedule of Investments.

(3)	Balance Sheet.

(4)	Statement of Operations, for year ended June 30, 2000.

(5)	Statement of Changes in Net Assets, years ended June 30,
2000 and 1999.

(6)	Notes to Financial Statements.

Other information respecting Bruce Fund, Inc. is included in Part
C, filed heretowith.


	REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of
Directors of BRUCE FUND, INC.:

	We have audited the accompanying balance sheet of BRUCE FUND, INC. (a Maryland corporation), including the schedule of investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights included in Note G for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

							ARTHUR ANDERSEN LLP


Chicago, Illinois
July 31, 2000




							July 31, 2000

Management Discussion and Analysis

	The Bruce Fund shares produced a total return of 1.44% for the year ended June 30, 2000, compared to a total return of 5.97% for the S&P 500 Index for the same period.

	Stocks in the portfolio were down slightly overall, while the bonds were up slightly for the year. Interest rates declined in the period, resulting in gains for the bonds held throughout the entire year. Two corporate convertible notes were added to take advantage of their high current yields and yield to maturities. The stock market indices proved to be very volatile and we believe still to present unacceptable levels of risk.

	Management would like to make clear that, as stated in the Prospectus, the Fund's objective is long-term capital appreciation from stocks and/or bonds. Out-of-favor, turnaround, and distressed situations are emphasized, as well as growth stocks.

	Shareholders are invited to use the toll-free number (800) 347-8607 to obtain any Fund information.




	BRUCE FUND, INC.
	BALANCE SHEET
	JUNE 30, 2000

ASSETS
	Investments, at Market Value (Cost $2,370,167)	$2,479,967
	Cash		                                        78,943
	Dividends Receivable	                               442
	Interest Receivable	                             6,428
	Prepaid Insurance	                                     522

		TOTAL ASSETS	                        $2,566,302

LIABILITIES
	Accrued Expenses	                       $      20,663
	Payable for Securities Purchased              	20,725

		TOTAL LIABILITIES	                        $41,388

CAPITAL
	Capital Stock (19,703 Shares of $1 Par Value
	  Capital Stock Issued and Outstanding; 200,000
	  Shares Authorized)	$                             19,703
	Paid-in Surplus	                                 1,998,431
	Accumulated Undistributed Net Investment Income      220,911
	Accumulated Net Realized Gains on Investments	     179,069
	Net Unrealized Appreciation on Investments	     109,800

		TOTAL CAPITAL (NET ASSETS)	            $2,524,914

		     TOTAL LIABILITIES AND CAPITAL      	$2,566,302

NET ASSET VALUE (Capital) Per Share	                $   128.15

The accompanying notes to financial statements are an integral part of this statement.


	BRUCE FUND, INC.
	STATEMENT OF OPERATIONS
	FOR THE YEAR ENDED JUNE 30, 2000

INVESTMENT INCOME
	Dividends	$                                1,446
	Interest	                               127,190
				                              $ 128,636
EXPENSES
	Management Fees                     	$ 24,272
	Custodian/Security Transaction	             1,825
	Directors	                                   193
	Transfer Agent Fees	                      10,755
	Legal Fees	                                   548
	Audit and Accounting Fees                 14,150
	Insurance	                                 1,051
	Printing                                    	342

		Total Expenses Before Expense Reimbursement  53,136

		Expense Reimbursement	                	(11,242)

		Net Expenses		                       41,894

		NET INVESTMENT INCOME		                86,742

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net Realized Gains on Investments	               239,399
    Net Change in Unrealized Appreciation on Investments
	                                                 (296,221)

		NET LOSS ON INVESTMENTS	                 	(56,822)

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS		                                        $29,920


The accompanying notes to financial statements are an integral part of this statement.


 	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	June 30, 2000



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	A description of the significant accounting policies follows:

	1.	Portfolio valuation:  Market value of investments is
based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available are valued at the closing bid price.

	2.	Securities transactions and investment income:
Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the
effective interest method.   Realized gains or losses from
securities transactions are recorded on the specific identification method for both book and tax purposes. At June 30, 2000, the cost of investments held was $2,370,167 for both financial reporting and federal income tax purposes. At June 30, 2000, gross unrealized appreciation on investments was $390,822 and gross unrealized depreciation on investments was $(281,022) for both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

	During the years ended June 30, 2000 and June 30, 1999, there were 990 and 1,950 shares redeemed; 232 and 398 shares issued and 1,320 and 2,145 shares issued through dividend reinvestment, respectively.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

	During the year ended June 30, 2000, purchases and sales of securities with original maturities of greater than one year were $529,728 and $729,922 respectively.


NOTE D - RELATED PARTIES

	Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). During 2000 the investment adviser also voluntarily absorbed certain accounting, transfer agent and legal expenses of the Fund, that the investment adviser felt exceeded the amount that would have been charged to the Fund, based on its size. These expenses approximated $11,242 in 2000. Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee   	Applied to Average Net Assets of Fund
1.0%                           Up to $20,000,000; plus
0.6%                      $20,000,000 to $100,000,000;plus
0.5%                            over $100,000,000.

	As of June 30, 2000, Robert B. Bruce owned 8,384 shares and
R. Jeffrey Bruce owned 1,166 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - TAXES:

	The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

	During December 1999, the Fund announced a dividend from net investment income of $4.50 per share, aggregating $82,619 and a long term capital gain distribution of $3.50 per share aggregating $64,259. These distributions were payable December
31, 1999 to shareholders of record on December 30, 1999.




	BRUCE FUND, INC.
	SCHEDULE OF INVESTMENTS
	June 30, 2000



Common Stocks (19.72%)

No. of					Market
Shares		Issue	       Cost		Value

	Property-Casualty Insurance (2.15%)

	1,562	RLI Corp.	    $   14,495	       $	 54,280

	Cosmetics  (0.11%)

	282,000	*Chantal Pharm.	    23,620	 	    2,820

	Medical Services  (12.95%)

	23,137	*InSight Health		 73,762	    151,835

	16,100	*Atrix Labs.	    128,214	   150,938

    5,000     *Serologicals      20,725            24,063

	Energy Services  (2.97%)

	37,500	*Team, Inc.	   105,895      	75,000

	Utilities  (1.54%)

	2,600	Unisource Energy    	47,480	 	 39,000


	Total Common
		Stocks		    $414,191           $497,936


Bonds (78.50%)

					              Market
Principal		           	Cost	    Value

	    U.S. Government (70.89%)

$2,000,000 	U.S. Treasury
		"STRIPS", Bond
		Principal, due
	      5-15-2018        $429,021   $661,875

$4,000,000 	U.S. Treasury
		    "STRIPS", Bond
		    Principal, due
	         11-15-2026   1,011,035 	825,000

$1,500,000    U.S. Treasury
              "STRIPS",
              Coupon, due
              2-15-2027     289,233     303,281


                    Corporate Convertibles (7.61%)

$200,000     Res-Care 6% due
             12-1-2004       125,750    100,000


$250,000     Viropharma 6%
             due 3-1-2007    100,937     91,875


Total Bonds	          	$1,955,976     $1,982,031

Total Investments  (98.22%)  $2,370,167   $2,479,967

Cash and Other Assets, Less
Liabilities (1.78%)	                       $44,947

TOTAL NET ASSETS (100%)                   $2,524,914


The accompanying notes to financial statements are an integral part of this schedule.

*Non-cash income producing.






	BRUCE FUND, INC.
	STATEMENT OF CHANGES IN NET ASSETS
	FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

				                      2000	      1999
OPERATIONS
	Net Investment Income		$    86,742	$    77,091
	Net Realized Gains on Investments	239,399	    377,850
	Net Change in Unrealized Appreciation
	  on Investments	              (296,221)   	(882,797)
	Net Increase (Decrease) in Net Assets
	    Resulting from Operations $    29,920         $(427,856)


DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income	 (82,619)	$  (79,767)
Distributions from Net Capital Gains	 (64,259)	  (239,302)
Decrease in Net Assets Resulting from
	     Distributions to Shareholders	$(146,878) $(319,069)

CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued		$    30,650	$    59,311
Increase from Shares Issued in Reinvested
 Distributions	                     	145,440	    316,024
Cost of Shares Redeemed	            	(128,037)	   (285,467)
Increase in Net Assets Resulting from
    Capital Stock Transactions		$    48,053	$     89,868

TOTAL INCREASE (DECREASE)		    $   (68,905)	$ (657,057)

NET ASSETS
	Beginning of Year	              	2,593,819	   3,250,876
	End of Year (including accumulated undistributed
	  net investment income of $220,911 and $216,788,
	  respectively)		             $2,524,914	   $2,593,819




The accompanying notes to financial statements are an integral part of these statements.


	REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Shareholders and Board of
Directors of BRUCE FUND, INC.:

	We have audited the accompanying balance sheet of BRUCE FUND, INC. (a Maryland corporation), including the schedule of investments, as of June 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights included in Note G for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

							ARTHUR ANDERSEN LLP


Chicago, Illinois
July 31, 2000


NOTE G - FINANCIAL HIGHLIGHTS:

	Selected data for each share of capital stock outstanding through each year is presented below(2) :

                            2000     1999	1998	  1997	1996

Net Asset Value, Beginning of Period   ( B)
                          $135.51 $175.27 $138.35 $134.23 $113.94
Income From Investment Operations
Net Investment Income      4.41  4.02 	4.32   4.42    	3.77
Net Gains or (Losses) on Investments
                          (3.77)   (26.18)  36.88   3.80   20.22
(both realized and unrealized)
 Total From Investment Operations
                          0.64    (22.16)	41.20  8.22    23.99

Less Distributions
Distribution (from net investment income) (A)
                        (4.50)  (4.40)   (4.28)   (4.10)   (3.70)
Distribution (from net capital gain(A)
                        (3.50)  (13.20)   ---     ---       ---
  Total Distributions   (8.00)  (17.60)  (4.28)   (4.10)   (3.70)

Net Asset Value, End of Period (C)
                   $ 128.15  $ 135.51  $ 175.27 $ 138.35  $134.23

Total Return	      1.44%	(13.46%) 29.77%	6.13%   20.81%

Ratios/Supplemental Data

Net Assets, End of Period ($ million)
              $   2.52	$  2.60  $  3.25	$  2.63	$  2.56
Ratio of Expenses to Average Net Assets(3)
             1.71%	1.64%	1.59%	1.69%	1.78%
Ratio of Net Income to Average Net Assets
          3.55%	2.59%	2.60%	3.29%	2.98%
Portfolio Turnover Rate
           22.26%  34.78%    2.60%     4.22%        11.83%


       (2)Figures are based on average daily shares outstanding during year, with the following exceptions: (A) number of shares at dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year.
      (3)The 1996 ratio is based upon total expenses excluding the loss on defaulted bonds. Ratio of expenses to average net assets before reimbursement for 1999 and 2000 was 2.01% and 2.18%, respectively.


  BRUCE FUND
OFFICERS AND
  DIRECTORS


Robert B. Bruce
President and Treasurer


R. Jeffrey Bruce
Vice President and Secretary


John R. Nixon
Director


W. Martin Johnson
Director


Investment Adviser
	Bruce and Co., Inc.
	Chicago, Illinois


Custodian
	Fifth Third Bank
	Cincinnati, Ohio


Transfer Agent
	Unified Advisers, Inc.
	Indianapolis, Indiana


Counsel
	McBride Baker & Coles
	Chicago, Illinois


Independent Public Accountants
	Arthur Andersen LLP
	Chicago, Illinois





	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 12th day of October, 2000.


BRUCE FUND, INC.

By:  __Robert B. Bruce_____________
	Its President and Treasurer


By:__R. Jeffrey Bruce_______________
	Its Vice President and Secretary


By:___W. Martin Johnson_____________________________
	A Director


By:___John R. Nixon_____________________________
	A Director














ARTHUR  ANDERSEN






CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


As independent public accountants, we hereby consent to the use of our report dated July 31, 2000, and to all references to our Firm included in or made a part of this Registration Statement on Form N-lA of Bruce Fund, Inc.




ARTHUR ANDERSEN LLP

Chicago, Illinois
October 10, 2000





3

6


1933 Act File No. 2-27183
1940 Act File No. 811-1528



BRUCE FUND, INC.
(formerly "The Herold Fund, Inc.")
(Exact Name of Registrant as Specified in Charter]


SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

   PART C
   Form N-lA

OTHER INFORMATION



TABLE OF CONTENTS
       PART C

	Item No.            Title


      23             Exhibts

      24             Persons Controlled by or Common Control
	                    with the Fund

      25	           Indemnification

                     Business and Other Connections of
      26               Investment Adviser

      27          	Principal Underwriters

      28	          Location of Accounts and Records

      29           	Management Services

      30	          Undertakings

	           Signatures










Item 23.   Exhibits


(e)	Articles of Incorporation  -  Incorporated by
          reference, previously filed N-1A, Part C dated November
           the ammendement to Article THIRD, Section (1), subsection (g), filed herewith Exhibit 23(a), and the ammendent to Article Seventh, Section (7) contained herewith Exhibit 25.


(f)	By-laws  -  Incorporated by reference, previously filed
          N-1A, Part C dated November 11, 1983 (prev. Exhibit B).


(c)  Instruments Defining Rights of Security Holders  -
           Incorporated by reference, previously filed N-1A, Part
           C dated November 11, 1983 (prev. Exhibits A,B,C).


(d)  Investment Advisory Contract  -  Filed herewith,
           Exhibit 23(d).

(e)	Underwriting Contracts  -  None.

(f)	Bonus or Profit Sharing Contracts  -  None.

(g)	Custodian Agreements  - Filed herewith, Exhibit 23(g).

(h)	Other Material Contracts  -  None.

(i)	Legal Opinion  -  Incorporated by reference,
           previously filed N-1A, Part C dated November 11,
           1983(prev. Exhibit F).

(j)	Other Opinions  -  None.

(k)	Omitted Financial Statements  -  None.

(l)	Initial Capital Agreements  -  None

(m)	Rule 12b-1 Plan  -  None.

(n)	Rule 18f-3 Plan  -  None.

(o)	Reserved

(p)	Code of Ethics  -  Filed herewith, exhibit 23(p).









	Item 24.  Persons Controlled by or under Common Control with
	          Registrant

            1.	None.  Mr. Robert B. Bruce is a control person.
                See "Control Persons and Principal Holders of
                Securities", Part B.

            2.	None.


Item 25.  Indemnification

      Art. Seventh, Par. 7(c) of the Registrant's Articles of Incorporation, as amended, provides that each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. There are additional provisions in said
Paragraph 7(c) relating to procedure for such indemnification in case of settlement, limitations on costs and expenses (including attorney's fees in such event), the right of a stockholder to challenge such indemnification in certain cases, and express acknowledgment that such rights and indemnities are not exclusive of any other right to which the officers and directors may be entitled according to law.

          Filed herewith, Exhibit 25




Item 26.  Business and Other Connections of the Investment
	Adviser

          Incorporated by reference to Part B of this filing see
          "Management of Fund" page 3, Part B.



Item 27.  Principal Underwriters

          None.


Item 28.  Location of Accounts and Records

          All accounts, books or other documents required to be to be maintained by section 31(a) of the 1940 Act, and rules promulgated thereunder are kept under the direction of Robert B. Bruce, Bruce & Co., Inc., Suite 2414, 20 North Wacker Drive, Chicago, IL, 60606. Certain such records are also kept on the premises of the Transfer Agent, Unified Advisers, Inc., 431 North Pennsylvania Street, Indianapolis, IN, 46204 under the direction of Ms. Linda Lawson and on the premises of the Custodian, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH, 45263 under the direction of Ms. Christine Skiba.


Item 29.  Management Services

          None.


Item 30.  Undertakings

          Not applicable.




SIGNATURES

     Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.


Robert B. Bruce
________________
Robert B. Bruce          Date: 12-12-00
President



R. Jeffrey Bruce
________________
R. Jeffrey Bruce         Date: 12-12-00
Secretary


EXHIBIT 23(a)


ARTICLES OF AMENDMENT
OF
ARTICLES OF INCORPORATION
OF
BRUCE FUND, INC.

BRUCE FUND, INC., a corporation organized and existing under and by virtue of the Code of Maryland, Corporations and Associations, DOES HEREBY CERTIFY.
FIRST, That the Board of Directors of BRUCE FUND, INC., filed with the minutes of the Board, unanimously adopted a resolution proposing and declaring advisable the following amendment to the Articles of Incorporation of said corporation:

RESOLVED, that Article THIRD, Section (1) of the
Articles of Incorporation, be amended by repealing and
deleting subsection (g) thereof in its entirety, and
adopting in its place and stead the following
subsection (g):
(g)	purchase the securities of any investment
company, except the Fund may purchase such securities issued by money market funds which are subject to SEC
Rule 2a-7 under the Investment Company Act of 1940.

	SECOND:	That at the annual meeting of
stockholders held December 18, 1996, the
	stockholders approved said amendments in accordance
with the provisions of Section 2-604(d) of
	the Code of Maryland, Corporations and Associations.
	THIRD:	That said amendment does not effect
any changes in the issued shares of
	said corporation.



IN WITNESS WHEREOF, the Corporation has caused its corporate seal to be hereunto affixed and this certificate to be signed by Robert B. Bruce, its Chairman of the Board of Directors, and attested by Robert Jeffrey Bruce, its Secretary, this l4th day of January, 1997.

BRUCE FUND, INC.


 By:  Robert B. Bruce

Chairman of the Board of
Directors & President

ATTEST:


 By:  Robert Jeffrey Bruce

Secretary

STATE OF LLINOIS
SS:
COUNTY OF COOK

BE IT REMEMBERED that on this 14th day of January, 1997, personally came before me, a Notary Public in and for the County and State aforesaid, Robert B. Bruce, Chairman of the Board of Directors of BRUCE FUND, INC., a corporation of the State of Maryland, and he duly executed said certificate before me and acknowledged the said certificate to be his act and deed and the act and deed of said corporation and the facts stated therein are true; and that the seal affixed to said certificate and attested by the Secretary of said corporation is the common or corporate seal of said corporation.

NOTARY: Debra A. Koopmann
My commission expires: Feb. 3, 1997
"OFFICIAL SEAL"
DEBRA A. KOOPMANN
Notary Public, State
of Illinois
My Commission Expires Feb. 3,
1997




2





ARTICLE SEVENTH, Section (7)



(c)	The Corporation shall indemnify directors and officers
as provided in this subsection (c).

(1)	The Corporation shall indemnify any director and any
officer made a party to any proceeding by reason of service in that capacity if such director and/or officer -

(A)	Acted in good faith; and

(B)	Reasonably believed:

1.	In the case of conduct in the director's or
officer's official capacity with the Corporation, that the conduct was in the best interests of the Corporation; and

2.	In all other cases, that the conduct was at least
not opposed to the best interests of the Corporation; and

(C)	In the case of any criminal proceeding, had no
reasonable cause to believe that the conduct was unlawful.

(2)	(A) Indemnification will be against judgments,
penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding, including attorney's fees.

(B)	However, if the proceeding was one by, or in the right
of, the corporation, Indemnification will be made only against reasonable expenses and may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3)	A director or officer shall be indemnified, as provided
herein, in all circumstances, except in respect of any proceeding charging improper personal benefit to the director or officer (whether or not involving action in the director's or officer's official capacity) in which the director or officer was adjudged to be liable on the basis that personal benefit was improperly received.

(4)	A director who has been successful, on the merits or
otherwise, in' the defense of any proceeding referred to in this subsection (c) shall be indemnified against reasonable expenses Incurred by the director in connection with the proceeding.

(5)	Reasonable expenses incurred by a director or officer
who is a party to a proceeding may be paid or reimbursed by the Corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under the laws of Maryland, upon receipt by the corporation of:

(A)	A written affirmation by the director or officer of such
person's or persons' good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this subsection (c) has been met; and

(B)	A written undertaking by, or on behalf of, the director
or officer to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(C)	The undertaking required by subparagraph (B) of this
paragraph (5) shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(D)	Without limiting the generality of the foregoing
provisions of this paragraph (5), the Corporation may advance funds to counsel for directors and/or officers in such amounts and upon such terms as the Corporation shall determine, acting in the manner specified in paragraph (6) below.

(6)	(A) The Corporation shall make the indemnification
provided for, or pay or reimburse such expenses in advance of final disposition, upon determination that indemnification of the director or officer is permissible in the circumstances because the director or officer has met the standard of conduct set forth in paragraph
(1) of this section.

(B) Such determination shall be made:

1.	By the board of directors by a majority vote of a
quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act In the matter by a majority vote of the full board in which the designated directors who are parties may participate; or



2.	By special legal counsel selected by the board of
directors or a committee of the board by vote as set forth in sub-subparagraph 1 of this subparagraph or, if the requisite forum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

3.	By the stockholders.

	(C) Authorization of indemnification and determination as to reasonableness of of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in sub-subparagraph 2 of subparagraph (B) for selection of such counsel.

(D)	Shares held by directors who are parties to the
proceeding may not be voted on the subject matter under this subsection.






EXHIBIT 23(d)

INVESTMENT ADVISORY AGREEMENT


Agreement made this 30th day of September, 1996, by and between BRUCE FUND, INC., a Maryland corporation (the "Fund") and BRUCE AND CO., an Illinois corporation, located in Chicago, Illinois (the "Adviser,).

WITNESSETH

In consideration of the mutual covenants hereinafter contained, IT IS HEREBY AGREED by and between the parties hereto as follows:

1. The Fund hereby employs the Adviser to act as its investment adviser and to manage the investment and reinvestment of the assets of the Fund and otherwise to administer the Fund's affairs to the extent requested by the Board of Directors of the Fund, all subject to the supervision of the board of directors of the Fund and the applicable provisions of the Certificate of Incorporation and By-Laws of the Fund for the period and on the terms herein set forth. The Adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Adviser shall in acting hereunder be an independent contractor and, unless otherwise expressly provided or authorized hereunder or by the Board of Directors of the Fund, shall have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

2.	The Adviser shall, at its own expense, furnish to the
Fund suitable office space in its own offices or in such other place as may be agreed upon from time to time and all necessary office facilities and equipment for managing the assets of the Fund and shall arrange, if desired by the Fund, for members of the Adviser's organization to serve without salaries from the Fund as directors, officers or agents of the Fund, if duly elected or appointed to such positions by the shareholders or by the Board of Directors of the Fund, subject to their individual consent and to any limitations imposed by law. The Fund will not charge any sales load or commission in connection with the sale of Fund shares and the Adviser shall bear all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities.

3.	The Adviser shall be responsible. only for those
expenses expressly stated in paragraph 2 thereof The Fund shall bear all other expenses, including as illustrative and without limitation, fees and salaries of the officers and directors who are not interested persons of the Adviser, fees and charges of any custodian (including charges as custodian and for keeping books and records and similar services to the Fund), costs of personnel to perform clerical, accounting and other office services for the Fund, fees and expenses of independent auditors, legal counsel, transfer agents, dividend disbursing agents, and registrars; costs of and incident to issuance, redemption and transfer of its shares and distributions to shareholders (including dividend payments and reinvestment of dividends), brokers' commissions, interest charges; taxes, corporate fees and registration fees payable to any government or governmental body or agency (including those incurred on account of the registration or qualification under federal or state laws of securities issued by the Fund); dues and other expenses incident to the Fund's membership in the



Investment Company Institute and other like associations; costs of stock certificates, stockholder meetings, corporate reports, reports and notices to shareholders; and costs of printing, stationery and bookkeeping forms. The Adviser shall be reimbursed by the Fund on or before the 15th day of each calendar month for all expenses paid or incurred during the preceding calendar month by the Adviser for or on behalf or at the request or direction of the Fund, which are not the responsibility of the Adviser hereunder.

4.	Services of the Adviser herein provided are not to be
deemed exclusive and the Adviser shall be free to render similar services or other services to others, so long as its services hereunder shall not be impaired thereby. In the absence of willful misfeasance, bad faith or gross negligence or reckless disregard of the obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

5.	The Fund shall pay to the Adviser a monthly management
fee of one-twelfth (1/12) of the annual percentage fee calculated as follows:

	Annual	Applied to Net
	Percentage Fee	Assets of Fund
	1.0%	Up to $20,000,000;
plus
	0.6%	$20,000,000 through
$100,000,000; plus
	0.5%	over $100,000,000

The fee for each calendar month shall be computed on the basis of the average of the daily closing net asset values for each business day of the calendar month for which the fee is paid. During any period where the determination of net asset value is suspended, as provided in the Fund's Certificate of Incorporation, the net asset value as last determined and effective shall be deemed the daily closing net asset value on each business day until a new net asset value is again determined and made effective. Each monthly fee shall be paid on or before the 15th day of the month next succeeding the month for which the fee is paid. This Agreement shall be effective October 1, 1996, and remain in effect until modified by agreement of the parties, provided the terms of this Agreement and any renewal thereof shall have been approved by a vote of a majority of directors who are not interested persons of the-Adviser at a meeting called for the purpose of voting on such approval, as provided in Sec. 15(c) of the Investment Company Act.

6.	It is understood that the officers, directors, agents
and shareholders of the Fund are or may be interested in the Adviser as officers, directors, shareholders or otherwise and that the Adviser and its officers, directors, shareholders and agents may be interested in the Fund as shareholders or otherwise. The Adviser agrees that neither it nor its officers or directors will take a long or short position in the shares issued by the Fund except in accordance with the applicable provisions of the By-Laws of the Fund.



2



7.	This Agreement shall continue in force so long as such
continuance is specifically approved annually: (i) by the vote of a majority of the directors of the Fund who are not interested persons of the Adviser of the Fund (except solely as a director of the Fund) at a meeting called for the purpose of voting on such approval, and (ii) by a majority of the directors or by vote of a majority of the outstanding voting securities of the Fund. This Agreement shall immediately terminate in the event of its assignment. Either party hereto may at any time, on sixty (60) days' written notice to the other, terminate this Agreement without payment of any penalty, termination on the part of the Fund to be by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

8.	This Agreement may be modified by mutual consent, such
consent on the part of the Fund only to be authorized by a vote of a majority of the outstanding voting securities of the Fund.

9.	The terms "assignment", "affiliated persons",
"interested persons", and "a vote of a majority of the outstanding voting securities" when used herein shall have the respective meanings specified in the Investment Company Act of 1940, as now in effect and as from time to time amended.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and effective on the day and year first above written.


BRUCE FUND, INC.


 By: James S. Van Pelt
Director, James S. Van Pelt
By: Ward M. Johnson
Director, Ward M. Johnson
BRUCE AND CO., a Corporation
By: Robert B. Bruce
Robert B.  Bruce, President






3



EXHIBIT 23(g)


SECURITIES CUSTODY AGREEMENT
Between
BRUCE FUND, INC.
And
UNIFIED MANAGEMENT CORPORATION



		TABLE OF CONTENTS
	Article		Page

		Definitions	1
		1.01 Terms Defined	1

	II.	Appointment of Custodian	3
		2.01 Appointment	3
		2.02 Delivery of Property	3

	III.	Powers and Duties	3
		3.01  Safekeeping	3
		3.02  Manner of Holding	:::..4

	3.03	Registration of Securities	..5
	3.04	Bank Accounts	5
	3.05	Segregated Accounts	6
	3.06	Use of Securities System	6
	3.07	Purchases	7
	3.08	Sales	8
	3.09	Loan of Portfolio Securities	8
	3.10	Collection of Income, Dividends	8
	3.11	Sale and Redemption of Capital Stock	9
	3.12	Payment of Dividends or Other Distributions	9
	3.13	Bills and other Disbursements	9
	3.14	Available Funds	9

3.15  Proxies    9
3.16	Communications Relating to Fund
Portfolio Securities        10
3.17	Actions Permitted Without Proper Instructions-10
	3.18	Accounting	10
	3.19	Limitations of Custodian's Duties	11
	3.20	Appointment of Sub-Custodian	11

IV.	Operations of the Fund         12
4.01	Authorized Persons         12
4.02	Proper Instructions 12
4.03	Additional Funds         12
4.04	Persons Having Access to Property
	of the Fund	12

	V. Responsibility of the Custodian	13
	5.01 Standard of Care	13

5.02	Compliance with Governmental Rules
		and Regulations	14
		5.03 Indemnification	14

	VI.	Fees and Expenses	14

	Vii.	Termination	14

	Viii.	Miscellaneous	15
		8.01   Governing Law	:     :..15
		8 02   Binding Effect	15
		8:03   Writing Controls	16
		8 04   Assignment	16
		8:05   Severability	16



SECURITIES CUSTODY AGREEMENT

SECURITIES CUSTODY AGREEMENT, dated as of 1991, between Bruce
Fund, Inc. and Unified Corporation pursuant to which Unified
Management Corporation agrees to serve as custodian to the Bruce
Fund, Inc.

WITNESSETH:

That in consideration of the mutual covenants and agreements herein contained, the parties hereto agree as follows:

ARTICLE I. DEFINITIONS
Section 1.01. Terms Defined. When used in this Agreement, the following meanings:


(i)	"Agreement" means this Custodian Agreement.

(ii)	"Authorized Person" means the President, the Treasurer, and
any other persons, whether or not such person is an officer or employee of the Fund, duly authorized by the Fund's Board of Directors to deliver Proper Instructions on behalf of the Fund and identified to the Custodian in accordance with Section 4.01 hereof.

(iii)	"Commission" means the United States Securities and
Exchange Commission.

(iv)	"Custodian" means Unified Management Corporation, an Indiana corporation and a member of a national securities exchange as defined in the 1934 Act.

(v)	"Fund" means Bruce Fund, a Maryland corporation and an open-
end, diversified, management investment company registered under the 1940 Act.

(vi)	"Proper Instructions" mean a telex, a written request,
direction, instruction or certification signed or initialed by or on behalf of the Fund by one or more Authorized Persons, or a communication effected directly between an electromechanical or electronic device (including facsimile transmission) by or on behalf of the Fund by one or more Authorized Persons or an oral communication made by one or more Authorized Persons if the Custodian reasonably believes them to have been given by an Authorized Person with respect to the transaction involved; provided however, that all oral instructions shall promptly be confirmed in writing in the manner set forth above.

(vii)	"Property" means (a) any and all securities, cash and
other property which the Fund may from time to time deposit or cause to be deposited with the Custodian or which the Custodian may from time to time hold for the Fund; (b) all income in respect of any such securities or other property; (c) all proceeds of the sale of any such securities or other property; and (d) all proceeds of the sale of securities issued by the Fund which are received by the Custodian from time to time from or on behalf of the Fund.

(viii)	"Securities System" means any one of the following:
(a)	the Depository Trust Company; (b) any book-entry system as
provided in Subpart 0 or Treasury Circular No. 300, 31 CFR 306, SubPart B of 31 CFR Part 350, or the book-entry regulations of federal agencies substantially in the form of Subpart 0; or (c) any other book-entry system maintained by a domestic clearing agency registered with the Commission under Section 17A of the 1934 Act.

(ix)	"Sub-Custodian" means any entity which meets the
requirements of a custodian under the 1940 Act and the rules and regulations thereunder and who the Custodian may, subject to
Section 3.20 of this Agreement, appoint from time to time to hold securities, cash and other Property of the Fund.

(x)	"1934 Act" means the Securities Exchange Act of 1934, as
amended.

(xi)	"1940 Act" means the Investment Company Act of 1940, as
amended.


ARTICLE II.  APPOINTMENT OF CUSTODIAN

Section 2.01. Appointment. The Fund hereby employs and appoints the custodian for the Fund for the term and subject to the provisions of this Agreement. The Custodian hereby accepts such appointment and agrees to perform the duties as hereinafter set forth.

The Fund shall deliver to the Custodian copies of its Articles of Incorporation and By-Laws and all amendments thereto, and a certified copy of a resolution adopted by a majority of the "disinterested" Directors of-the Fund approving this Agreement in accordance with the standards applied by the Commission under
Section 17(d) of the 1940 Act.

Section 2.02. Delivery of Property. Upon execution of this Agreement and during the term of this agreement, the Fund shall deliver, or shall cause to be delivered, to the Custodian all securities, cash and other Property owned by the Fund. The Custodian shall have no responsibility or liability for or on account of securities, cash or other Property of the Fund not so delivered.


ARTICLE III.  POWERS AND DUTIES

Section 3.01. Safekeepinq. The Custodian will keep safely all securities, cash and other property of the Fund that has been delivered to the Custodian and shall receive delivery of such securities, cash and other Property for safekeeping. All securities and non-cash Property of the Fund shall be maintained in accordance with the following:

(i)	such securities and Property held in such custody shall at
all times be individually segregated from the securities and investments of any other Fund or other person and marked in such a manner as to clearly identify them as the property of the Fund, both upon physical inspection thereof and upon examination of the books of the Custodian. The physical segregation and marking of such securities and Property may be accomplished by putting them in separate containers bearing the name of the Fund or by attaching tags or labels to such securities and investments.

(ii)	the Custodian shall have no power or authority to withdraw,
deliver assign, hypothecate, pledge or otherwise to dispose of any such securities and Property, except pursuant to Proper
Instructions and only for the account of the Fund.

(iii)	such securities and Property shall be subject to no
lien or charge of any kind in favor of the custodian or any persons claiming through the Custodian.

(iv)	such securities and Property shall be verified by actual
examination at the end of each annual and semiannual fiscal period by an independent public accountant retained by the Fund, and shall be examined by such accountant at least one other time, chosen by the accountant, during the fiscal year. A certificate of such accountant stating that an examination of such securities has been made, and describing the nature and extent of the examination, shall be attached to a completed Form N-17f-1 and transmitted to the Commission promptly after such examination.

(v)	such securities and Property shall, at all times, be subject to inspection by the Commission through its employees or agents.

(vi)	the provisions of subsections (i), (ii), and (iii) of this
section 2.01 shall not apply to securities and similar Property bought for or sold to the Fund by the Custodian until the securities have been reduced to physical possession of the Custodian and have been paid for by the Fund; provided, that the Custodian shall take possession of such securities at the earliest practicable time. Nothing in this subparagraph shall be construed to relieve the Custodian of any obligation under existing law or under the rules of any national securities exchange.

Section 3.02. Manner of Holding.  Except as otherwise
Specifically provided herein, the securities and other non-cash
Property of the Fund will be held in the following manners:

(i)	by physical possession of the share certificates or other
instruments representing such Property, including securities, in registered or bearer form, together with appropriate entry on the books and records of the Custodian of the Fund's interest therein so to clearly identify such Property as the property of the Fund; or

(ii)	in a Securities System and by appropriate entry on the books and records of the Custodian; provided, however, that the deposit of securities of the Fund in any Securities System shall be made only in compliance with Section 3.06 hereof and Rule 17f-4 under the 1940 Act.


Section 3.03. Registration of Securities. The Custodian shall register the securities of the Fund (other than bearer securities) for the account of the Fund in the following manners:

(i)	registered in the name of the Fund or any nominee thereof,
in the name of the Custodian or any nominee thereof, or in the name of any Sub-Custodian appointed pursuant to Section 3.20 of this Agreement or any nominee thereof, or in the name of any Securities System; provided, that securities are held in the account of the Custodian or Sub-Custodian containing only assets of that Fund; and

(ii)	in street certificate form, so-called, and in any case with
or without any indication of fiduciary capacity; provided, that securities are held in an account of the Custodian or Sub-
Custodian containing only assets of that Fund.

Section 3.04. Bank Accounts. The Custodian shall open and maintain a separate bank account in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of that Fund, other than cash maintained by the Fund in a bank account established and used in accordance with Rule 17f-3 under the 1940 Act. Funds held by the Custodian for the Fund may be deposited by it to its credit as Custodian in such banks or trust companies as it may in its discretion deem necessary or desirable; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the 1940 Act. Such funds shall be deposited by the Custodian in its capacity as Custodian and shall be withdrawable by the Custodian only in that capacity.

Section 3.05. Segregated Accounts. The Custodian shall upon receipt of Proper Instructions establish and maintain a segregated account or accounts on its records for and on behalf of the Fund, into which account or accounts may be transferred cash and/or securities, including securities in a Securities System, for the purposes of compliance by the Fund with the procedures required by a securities or option exchange; provided, that such procedures comply with the 1940 Act and Release No. 10666 or any subsequent release or releases of the Commission relating to the maintenance of segregated accounts by registered investment companies.

Section 3.06. Use of Securities Svstem. The Fund shall deliver to the Custodian certified resolutions of its Board of Directors approving, authorizing and instructing the Custodian on a continuous and on-going basis until instructed to the contrary by Proper Instructions (i) to deposit in one or more Securities Systems securities belonging to the Fund eligible for deposit therein and (ii) to utilize the Securities System in connection with settlements of purchases and sales of securities by the Fund, and deliveries and returns of securities loaned, subject to repurchase agreements or used as collateral in connection with borrowings. Without limiting the generality of such use, it is agreed that the following provisions shall apply thereto:

(a)	Securities and any cash of the Fund deposited in a
Securities System will at all times be segregated from any assets and cash controlled by the Custodian in other than a fiduciary or custodian capacity but may be commingled with other assets held in such capacities. The Custodian and its Sub-Custodian, if any, will pay out money only upon receipt of securities and will deliver securities only upon the receipt of money.

(b)	Where securities are transferred to an account of
the Fund established pursuant to this Section 3.06, the Custodian shall also by book-entry or otherwise identify as belonging to such Fund the quantity of securities in a fungible bulk of securities registered in the name of the Custodian (or its nominee) or shown in the Custodian account on the books of the Securities System.

(c)	All books and records maintained by the Custodian which
related to the Fund's participation in a Securities System will at all times during the Custodian's regular business hours be open to the inspection of the Fund's duly authorized employees or agents, and the Fund will be furnished with all information in respect of the services rendered to it as it may require.

(d)	The Custodian will provide the Fund with copies of any
report obtained by the Custodian on the system of internal accounting control of any Securities System promptly after receipt of such a report by the Custodian. The Custodian will also provide the Fund with such reports on its own system of internal control as the Fund may reasonably request from time to time.

section 3.07. Purchases.  Upon receipt of Proper
Instructions, and insofar as funds of the Fund are made available to the Custodian for the purpose, to pay for and receive securities or other investments purchased for the account of the Fund, the Custodian shall pay out the monies held for the account of the Fund only:

(i)	upon receipt by the Custodian of the securities in good
delivery form or evidence of good title to options or in a proper form for transfer;

(ii)	in the case of a purchase effected through a Securities
System, upon receipt of the securities by the Securities
System in accordance with the provisions of Section 3.06 hereof;

(iii)	in the case of a repurchase agreement, upon receipt of
the securities underlying the repurchase agreement by the Custodian either in certificate form or through book-entry into the account of the Custodian maintained with a Securities System;

(iv)	with respect to securities purchased outside the United
States, in accordance with written procedures agreed to in writing from time to time by the parties hereto.

Section  3-08.  Sales.  Upon receipt of Proper Instructions the
Custodian shall make delivery of securities or other investments which have been sold for account of the Fund, but only against receipt of payment therefor:

(i)	in cash, by a certified check, bank cashier's check, bank
credit, or bank wire transfer;

(ii)	by credit to the account of the custodian with a clearing
corporation of a national securities exchange;

(iii)	by credit to the account of the Custodian with a
Securities System in accordance with the provision of Section
3.06 hereof; or
(iv)	in accordance with street practice as may be agreed to in
writing from time to time by the parties hereto.

Section 3.09. Loan of Portfolio Securities. Where the Fund is permitted to lend its portfolio securities, the Fund and the Custodian shall agree to establish procedures for delivering securities for lending purposes, accepting collateral, and receiving securities upon termination of the loan.

Section 3.10. Collection of Income, Dividends.  The
Custodian shall receive, collect and deposit into the segregated account maintained for the Fund hereunder, on a timely basis all income, stock dividends, rights and other payments with respect to the securities or other Property held hereunder to which such Fund shall be entitled, and to endorse and deliver any instrument required to effect such collection. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due and shall collect interest when due on securities or other Property held hereunder.

Section 3.11. Sale and Redemption of Capital Stock.

(i)	Whenever shares of the Fund are sold, the Fund shall deliver to the Custodian all monies received from the sale which the Custodian shall credit to the account of the Fund.

(ii)	Whenever shares of the Fund are redeemed, the Fund shall
furnish to the Custodian Proper Instructions signed by Authorized
Persons specifying the total amount to be paid for the shares redeemed.

Section 3.12 Payment of Dividends or Other Distributions. Upon receipt of Proper Instructions and insofar as funds of a Fund are available the Custodian shall pay monies equal to the amount declared by Directors of the Fund as dividends or distributions held for the account of the Fund to the Fund's transfer agent for distribution to shareholders of the Fund.

Section 3.13. Bills and Other Disbursements. Upon receipt of Proper Instructions, the Custodian will pay or cause to be paid, insofar as funds of the Fund are made available to the Custodian for the purpose, all bills, statements, or other charges, expenses or liabilities incurred by the Fund, including but not limited to the following payments for each account of the
Fund: interest, taxes, management, accounting, transfer agent and legal fees, and operating expenses of the Fund.

section 3.14. Available Funds. The Custodian is not obligated to effect any transaction or make any payment in connection therewith unless there are sufficient available funds on deposit or funds have otherwise been made available to the Custodian to its satisfaction. The amount by which payments made by the Custodian pursuant to Proper Instructions or otherwise pursuant to this Agreement exceed available funds and result in an account overdraft shall be deemed a loan for emergency purposes from the Custodian to the Fund in the amount of such overdraft, payable on demand and bearing interest at the rate from time to time agreed in writing. The Fund confirms that all such loans shall be based on the Custodian's sole determination to make the underlying advance in each case.

Section 3.15. Proxies. The Custodian shall, with respect to the securities held hereunder, cause to be promptly executed by the registered holder of such securities, if the securities are registered otherwise than in the name of the Fund or a nominee of the Fund, all proxies, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Fund such proxies, all proxy soliciting materials and all notices relating to such securities.







-9-


RETIREMENT CUSTODIAN AGREEMENT
This Agreement, made and entered into this day of 18th day of April 1991 by and between Unified Corporation, an Indiana
Corporation and Bruce Fund, Inc. pursuant to which Unified
Management Corporation agrees to serve as custodian of qualified retirement plans, including Individual Retirement
Accounts.
ARTICLE I. DEFINITION

Section I    Terms Defined.

When used in this Custodian Agreement, the following words and phrases, when capitalized, have the following meanings:

(a)	"Agreement" means this Custodian Agreement between Unified
and Bruce Fund.

(b)	"Administrator" means the Employer, or the persons or person named by the Employer to administer the Plan.

(c)	"Beneficiary" means the person or persons designated by the
Participant to receive benefits from the Custodial Account after Participant's death.

(d)	"Custodial Account" means the custodial account maintained
for a Participant by Unified pursuant to this Agreement.

(e)	"Employer" means the employer that adopts the Plan.

(f)   "ERISA"    shall mean the Employee Retirement Income
Security Act- of 1974, as amended.

(g)	"IRA" means Individual Retirement Account.

"Participant" means a qualifying individual for whose benefit the Custodial Account was established.

(h)	"Plan" means the employee benefit plan so established by the
Employer.

(i)	"Plan Year" means the annual accounting period selected by
the Employer.

(j)	"Trustee" means the person or persons appointed by the
Employer to administer the assets of the trust.

(k)	"Unified" means Unified Management Corporation.

(1)	"Valuation Date" means the last day of each calendar quarter and, if different from the last day of a calendar quarter, the last day of the Plan Year.

ARTICLE 11, APPOINTMENT, POWERS AND DUTIES OF UNIFIED


Section 1.    Appointment.

Unified is hereby appointed as custodian of Custodial Accounts established by clients of Bruce Fund, Inc.

Section	2. Powers.

Unified shall exercise as the agent of the Trustees, Participants, their spouses, or Beneficiaries, any and all powers the Trustee, Participant, spouse or Beneficiary could exercise as owner of property held in a custodial Account, including the following powers:

(a)	to receive, hold and invest contributions made to
the Custodial Account pursuant to this Agreement;
2
(b)	to register any property held by it in its own name,

or in nominee or bearer form that will pass delivery; and
(c)	to make distributions from a Custodial Account in cash,
mutual fund shares or directed investments, pursuant to this Agreement.

Section 3. Duties.

With respect to the Custodian Accounts of the Agreement, Unified shall have the following duties:
(a)	to keep accurate and detailed accounts of all receipts,
investments, disbursements, and all other transactions made in a Custodial Account;
(b)	to file any returns and reports as may be required now or in the future by law to file; and
(c)	to deliver all proxies, proxy solicitation materials, and
periodic reports o r other communications that it may possess as custodian of the Custodial Account.

Section 4. Limitation on Duties.
Unified shall have only the duties specifically set forth in this
Agreement. 	Unified shall use ordinary care and reasonable
diligence in
performing its	duties.  Unified shall not be liable for a mistake
in judgement,

for any action	taken in good faith, or for any loss that is not a
result of its
gross negligence or willful misconduct. Unified shall not be required to prosecute, defend or respond to any action or any judicial proceeding relating to Custodial Accounts unless it has received indemnification satisfactory to it in form and substance. Unified shall not be required to give bond or security for the performance of its duties.

ARTICLE III, OUALIFTED RETIREMENT PLANS (Non-IRAs)

Section 1 Establishment of Custodial Account.
Unified shall open and maintain Custodial Accounts under a Plan
provided to Unified by    Unified shall maintain a separate

Custodial Account for each Participant to which shall be credited the contributions on the Participant's behalf and earnings on those amounts.

Section 2. Receipt of Contributions. Unified shall accept and hold in the Custodial Account contributions of money as it may receive from time to time from the Trustee of the Plan, or at the Trustee's written instruction, from the Employer and the Participants. The Trustee shall deliver to Unified a ledger sheet showing the name, type, and amount of all contributions made on behalf of each Participant, as well as any other relevant information required by Unified.

Section 3. Investment of Account Assets.

Unified shall invest and reinvest the principal and income of a Custodial Account in stocks and other securities as each Trustee, Administrator or Participant shall direct. If authorized by the Trustee or Administrator in writing, the Custodian may rely upon instructions received directly from Participants. Investment directions shall be limited to securities obtainable through Unified, recognized exchanges, or "over-the-counter" markets. Subject to any rules Unified may reasonably require, other investments are permitted with the provision that, in each case, the investment is obtainable through Unified and compatible with Unified's administrative and operational requirements and framework. A Participant may elect to have dividends or capital gain distributions automatically reinvested in the investments in the Custodial Account or switch investment options to the extent permitted by Unified. Pending the disposition of forfeitures under a Plan, the Trustee or Administrator may direct Unified to hold forfeitures in a forfeiture suspense account invested in one of the money market mutual funds managed by Unified. In carrying out a Trustee's, Administrator's or Participant's instructions. Unified may hold securities in a Custodial Account in "street name;" and make, sign and deliver any written contracts, waivers, releases or other documents necessary to carry out such instructions. If Unified does not receive such proper instructions regarding investments, Unified may hold assets of the Custodial Account in one of the money market funds managed by Unified until proper instructions are received.

Section 4. Limitation on Unified's Responsibility. Unified shall be under no duty to question any investment direction or action of the Trustee,Administrator or any Participant, to review the stocks and other securities held in a Custodial Account, or to make any suggestions to the Trustee, Administrator or any Participant with respect to the investment of any Custodial Account. Except as otherwise provided in ERISA, Unified shall not be liable for the acts or omissions of the Trustee, Administrator, Employer or Participant.
Section 5. Allocation and Distribution of Net Income Gain or Loss.

The assets of the Custodial Account shall be valued as of each Valuation Date. In addition, as of the last day of each Plan Year, the Employer shall charge Custodial Accounts with any forfeitures. Earnings and losses attributable to the assets held in each Custodial Account shall be allocated to that custodial Account.

Section 6. Individual Statement.

As soon as practicable after each Valuation Date within the time prescribed by ERISA, Unified shall deliver to the Trustee or Administrator a statement reflecting the condition of the Custodial Account and other such information required by ERISA.



Section 7. Distributions.

If any portion of a Custodial Account is to be distributed, the Trustee or Administrator shall, by written notice to Unified, certify that a benefit is payable to the named payee and the amount and form of the benefit to be paid. Unified shall, as soon as practicable after receipt of the notice, distribute the
benefits to	the payee in accordance wit the Trustee's or
Administrator's

instructions. 	If the distribution is to be make wholly or
partially in cash,

Unified, in	accordance with the Trustee's or Administrator's
instructions, shall
sell or redeem assets of the Custodial Account and distribute the appropriate amount to the payee. -Any annuity contract distributed shall be nontransferable.

5

Section 8. Reports of the Custodian and Employer.
Unified shall keep accurate and detailed records of all receipts, investments, disbursements, and other transactions performed by it. Not later than 60 days after the close of each Plan Year (or after Unified's resignation of removal) Unified shall file with the Trustee or Administrator a written report or reports reflecting the receipts, disbursements, and other transaction effected by it during the Plan Year (or ending with Unified's resignation or removal) and the assets and liabilities of the Custodial Fund. The Trustee or Administrator shall distribute, or cause to be distributed, to each Participant the reports relating to the Custodial Account, or open the reports to inspection by the Participant for a period of 60 days immediately following the date on which the reports are filed with the Trustee of Administrator. The Employer shall furnish to Unified, and Unified shall furnish to the Employer, such information relevant to the Plan and the custodial Fund as may be required by ERISA or the Internal Revenue Code.
ARTICLE IV, IRAs

Section 1. Establishment of Accounts.

An individual may establish an IRA Custodial Account for himself or for his spouse by making either a direct contribution or a rollover contribution to Unified.

Section 2 Individual Account.

An individual may make cash contributions to an IRA Custodial
Account for the taxable year up to the maximum amount which is allowable pursuant to the Internal Revenue Code.

Section 3. Spousal Account.

An individual may make cash contributions to an IRA Custodial Account established for a spouse for a taxable year of the individual for which a joint return of the Participant and the spouse is filed, for which the spouse has no compensation, and during which the spouse is a Qualifying Individual. The amount contributed shall not exceed the maximum amount allowable pursuant to the Internal Revenue Code.

6

Section 4.  Rollover account.

A Participant may make a rollover contributions at any time and in any amount, in cash or in other property acceptable to Unified.

Section 5. Employee Account.

If an IRA Custodial Account is a simplified employee pension within the meaning of the Internal Revenue Code, the Participant's Employer may make cash contributions to the Custodial Account for any taxable year of the Participant in any amount not to exceed the maximum amount allowable pursuant to the Internal Revenue Code.

Section 6 Limitation on Unified's Obligation.

Unified shall have no obligation to determine the amount an individual may contribute to an IRA Custodial Account and may rely solely on a Participant's representations that the amounts contributed satisfy the requirements of the Internal Revenue Code.

Section 7. Investment of Account Assets.

The Participant shall direct Unified with respect to the investments of the contributions to the IRA Custodial Account. If a Participant does not direct Unified as to the investment of contributions, Unified shall invest the contributions in a money market mutual fund selected by Unified. No part of the IRA Custodial Account may be invested in life insurance contracts, in collectables as defined by the Internal Revenue Code, or in investments that are not compatible with Unified's operational and administrative requirements and framework.

Section 8. Distributions.

Distributions of the assets on an IRA Custodial Account shall be made in accordance with regulations prescribed by the Secretary of the Treasury, the Internal Revenue Service and any other regulatory body having jurisdiction. As soon as practicable after it receives written Participant all or any part of the IRA Custodial Account. Distributions from the Custodial Account may be in a single payment sum; . in equal monthly, quarterly or annual payments over the maximum period permissible under the Internal Revenue code; or in an annuity contract purchased from an insurance company.  If
Participant seeks
7

distribution before attaining age 59 1/2, the notice must specify the reason for the distribution. If Participant dies before the assets of the IRA Custodial Account con be distributed to Participant, Unified shall distribute the Beneficiary the balance of the IRA Custodial Account under the method of distribution in effect as of the date of Participant's death, unless the Beneficiary directs Unified to distribute the balance in a different manner.
ARTICLE V. FEES AND EXPENSES
Unified, in consideration of its services, shall receive the fees and reimbursement of expenses as provided in its fee schedule provided at the time the Custodial Account is established, or from time to time thereafter. Fees and commissions for brokerage services shall be in accordance with
Unified's then current rates. 	Unified may change its fee schedule
by giving notice of the change at least	30 days prior to the
effective date of the change.  The fee

schedule also	may be changed at any time by mutual agreement
between the parties. If the Administrator, Trustee or Participant does not timely pay the fees and expenses, Unified is authorized to liquidate assets of the Custodial Account and pay fees and expenses from the assets.

ARTICLE VI, INDEMNMCATION.

Unified shall not be responsible in any way for the collection of contributions for the Custodial accounts, the purpose or propriety of any distribution make to Participants, or any other action or omission taken pursuant to the directions of the Trustee, Administrator, Employer, or a Participant or Beneficiary. The Trustee, Administrator, Employer and
Participant shall at all times fully indemnify and save harmless Unified, its successors and assigns, from any liability arising from distributions made or actions taken and from any and all other liability whatsoever which may arise in connection with Custodial Accounts, except liability arising from Unified's gross negligence or willful misconduct. Except as provided in ERISA, Unified shall be under no duty to take any action other than as specified with respect to the Custodial Account unless the Trustee, Administrator, Employer or the Participant furnish Unified with instructions in proper form, and Unified specifically agrees to those instructions in writing; or to defend or engage in
8

any suit with respect to the Custodial Account unless Unified first agrees in writing to do so and is indemnified to Unified's satisfaction. Unified may conclusively rely upon and shall be protected in acting upon any written order from the Trustee, Administrator, Employer or the Participant, or any other notice, request direction, consent, certificate, or other instruments or paper believed by it to be genuine and to have been properly executed, and , so long as it acts in good faith, in taking or omitting to any other action. No amendment to any Plan shall place any greater burden on Unified without its written consent. Unified shall not be liable for interest on any cash or cash balances maintained in a Custodial Account.

ARTICLE VII, REMOVAL AND RESIGNATION OF LWIFIED,

Unified may resign at any time upon 30 days notice in writing, and may be removed as custodian upon 30 days notice in writing. Upon resignation or removal, a successor custodian shall be appointed by the Trustee,Administrator or Participant. If a successor custodian is not so appointed, then Unified will appoint such sucessor custodian. Upon receipt by Unified of written appointment of a successor custodian, or upon appointment by Unified of such successor custodian, Unified shall transfer and pay over to the successor the assets ofthe Custodial Accounts and all records pertaining to the Custodial Accounts, provided that any successor custodian shall agree not to dispose of any records of the pertaining to the Custodial Accounts without the consent of Unified. Unified may reserve the sum of money or property, as it may deem advisable, for payment of all its fees, compensation, costs and expenses, or for the payment of any other liabilities constituting a change on or against the assets of the Custodial Accounts, with any balance of the reserve remaining after payment of all items to be paid over to the successor custodian.


ARTICLE VIII, ACCOUNTING,

As soon as practicable after December 31 of each year, Unified
shall submit	to each Trustee, Administrator or to the Custodial
Account during that year. 	Unless objected to in writing within
60 days of receipt, the report will be deemed to have been accepted and Unified shall be forever released and discharged with respect to all matters included in the report.

ARTILCE IX, AMENDMENTS AND TERMINATION


Section 1. Amendments.

Unified may amend all or any part of this Agreement, prospectively or retroactively, upon written notice in any manner not inconsistent with applicable provisions of the Internal Revenue
Code. Unified may amend its established fee and expense schedule from time to time on prior written notice.

Section 2. Termination.

A Participant or a Trustee or Administrator acting on behalf of a Participant may in writing terminate the Custodial Account at any time. Upon termination, all assets of the Custodial Account shall be distributed in accordance with this agreement. Upon completion of such distribution, Unified shall be relieved from all further liability with respect to all amounts so paid.

ARTICLE X. MISCELLANEOUS

Section 1.  Governing Law.

This Agreement shall be governed by the laws of the State of Indiana.

Section 2 Writing Controls.

It is agreed that Unified has not made any statement, promises or agreement or taken upon itself any engagement whatsoever verbally or in writing in conflict with the terms of this Agreement and that in any way modifies, varies, alters, enlarges, or invalidates any of its provisions and that no obligations of Unified shall be implied in additions to the obligations of Unified shall beimplied in additions to the obligations herein stated.



Section 3.  Severability.

I 0

The invalidity or unenforceability of any particular provision of this Agreement, in whole or in part, shall not affect the other provisions of this Agreement and in such event, this Agreement shall be constructed in all other aspects as if the invalid or unenforceable provisions or part thereof was omitted.

Section 4.  Binding Effect.

This Agreement shall be binding upon being duly executed by both the President of Unified and either its Chief Financial Officer or General Counsel.



IN WITNESS WHEREOF, the parties hereto have caused this Custodian
Agreement to be signed by their respective duly authorized officers and their corporate seals hereunto duly affixed and attested, as of the day and year written.

	Fund Bruce Fund, Inc.
	By. R. Jeffrey Bruce    	Date April 18, 1991
	Attest Robert B. Bruce
	UNIFIED CORPORTATION
	By. Kimberlee F. Wilson	Date	4-19-91
	By D. Bogart	Date 4-18-91
	Attest Debra Yingling








1 2


Section 3.16. Communications Relating to Fund Portfolio
Securities.
The Custodian shall transmit promptly to the Fund all written information (including, without limitation, pendency of calls and maturities of securities and expiration of rights in connection therewith) received by the Custodian from issuers of the securities being held for the Fund. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Fund all written information received by the Custodian from issuers of the securities whose tender or exchange is sought and from the party making the tender or exchange offer. If the Fund desires to take action with respect to any tender offer, the Fund shall notify the Custodian at least three days prior to the date on which the Custodian is to take action.

Section 3.17. Actions Permitted Without Proper Instructions.  The
Custodian may in its discretion, without Proper Instructions from the Fund:

(i)	make payments to itself or others for minor expenses of
handling securities or other similar items relating to its duties under this Agreement; provided, that all such payments shall be accounted for to the Fund;

(ii)	surrender securities in temporary form for securities in
definitive form;

(iii)	endorse for collection, in the name of the Fund,
checks, drafts, and other negotiable instruments; and

(iv)	in general, attend to all non-discretionary details in
connection with the sale, exchange, substitution, purchase, transfer and other dealings with the securities and Property of the Fund except as otherwise directed by the Directors of the Fund.

Section 3.18. Accounting. The Custodian shall furnish the Fund on each day the Fund is open with a statement summarizing all transactions and entries for the account of the Fund; and it shall, at least monthly and from time to time upon request by an Authorized Person, render a detailed statement of the securities and other Property held for the Fund under this Agreement. The Custodian shall send the Fund confirmation of any purchase or sale of securities or in the name of the Custodian or shown on the books of a Securities System.






-10-

Section 3.19. Limitations of Custodian's Duties. Without limiting the generality of the foregoing, the Custodian shall be under no obligation to inquire into, and shall not be liable for:

(i)	the validity of the issue of any securities, including
covered calls, purchased by the Fund, the legality of the purchase thereof, or the propriety of the amount paid thereof;

(ii)	the legality of the sale of securities, including covered
calls, by or for the Fund, or the propriety of the amount for which the same is sold;

(iii)	the legality of the issue or sale of any shares of the
capital stock of the Fund, or the sufficiency of the amount to be received therefor;

(iv)	the legality of the declaration of any dividend by the Fund, or the legality of the issue of any shares of the capital stock of the Fund in payment of any stock dividend.

(v)	the legality of any loan of portfolio securities pursuant to
Article III of this Agreement, or the adequacy of any collateral received by the Fund.

(vi)	determining whether any securities delivered to or held by
the Custodian for the account of the Fund are such as may properly be held by the Fund under the provisions of the Fund's Articles of Incorporation.

Section 3.20. Appointment of Sub-Custodian. Securities, cash and other Property of the Fund may be held by a SubCustodian appointed by the Custodian, only in accordance with this Section 3.20. The Custodian may, at any time and from time to time, appoint any bank, trust company or other entity (meeting the requirements of a custodian under the 1940 Act) to act as Sub-Custodian for the Custodian to carry out such provisions of this Agreement as the Custodian may from time to time direct; provided further, that the appointment of any SubCustodian shall not relieve the Custodian of its responsibilities and liabilities hereunder.

ARTICLE IV.  OPERATIONS OF THE FUND

Section 4.01. Authorized Persons. The Fund shall deliver to the Custodian, duly certified as appropriate by a Secretary of the Fund, the names, signatures and scope of authority of all persons authorized to give Proper Instructions or any other such notice, request, direction, instruction, certificate or instrument on behalf of the Fund. Such certificate may be accepted as conclusive evidence of the facts set forth therein and may be considered in full force and effect until receipt by the Custodian of a similar certificate to the contrary.

Section 4.02. Proper Instructions. The Custodian may rely on Proper Instructions received and may assume, unless and until notified in writing by Authorized Persons to the contrary, that Proper Instructions received by it are not in conflict with or in any way contrary to any provisions of the Fund's Articles of Incorporation or By-Laws, resolutions of the shareholders or Directors of the Fund, or the Fund's then-effective registration statement on file with the Commission.

Any instructions which are not consistent with the terms and conditions of this Agreement shall not be Proper Instructions hereunder. oral instructions will be confirmed by the Fund, by telex or in writing as set forth in Article I, but the lack of such confirmation shall in no way affect any action taken by the Custodian prior to its receipt of written instructions in reliance upon such oral instructions. In absence of a written understanding to the contrary, Proper Instructions must carry the signature of two Authorized Persons for disbursements and withdrawals, and the signature of one Authorized Person for trade execution orders.

Section 4.03. Additional Funds. In the event that the Fund establishes one or more subsequent series of shares with respect to which it desires to have the Custodian render services as custodian under the terms hereof, it shall so notify the Custodian in writing, and if the Custodian agrees in writing to provide such services, such series of shares shall become a Fund hereunder.

Section 4.04. Person Having Access to Property of the Fund.

(i)	No Director, officer, or employee of the Fund shall have
physical
access to the Property of the Fund held by the Custodian or be authorized or permitted to withdraw any Property of the Fund, nor shall the Custodian deliver any Property of the Fund to any such person. No officer, director, or employee of the Custodian who holds a similar position with the Fund or the Funds' investment adviser or sub-advisers shall have physical access to the Property of the Fund.

(ii)	Only duly authorized officers, employees,
representatives or agents of the Custodian, or other such persons or entities for whose actions the Custodian shall be responsible to the extent permitted hereunder, or the Fund's independent accountant shall have physical access to the Property of the Fund held hereunder.

(iii)	The Commission through its agents and employees shall,
at all times, have access to inspect all assets of the Fund.


ARTICLE V. RESPONSIBILITY OF THE CUSTODIAN

Section 5.01. Standard of Care. In the performance of its duties hereunder, the Custodian shall be obligated to exercise reasonable care and diligence and to act in good faith and to use its best efforts to assure the accuracy and completeness of all services performed hereunder; provided, that the Custodian shall not be liable for any loss or damage including reasonable attorneys fees resulting from its actions or omission to act or otherwise hereunder, except for any such loss or damage arising out of its own bad faith, negligence, willful misconduct or other failure to act in accordance with the standards of care set forth herein.
The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of legal counsel to the Fund or of its own counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion. The
Custodian shall be liable to the Fund for any loss or damage resulting from the use of a Securities System arising by reason of any failure to act in accordance with the standards of care set forth herein on the part of the Custodian or any of its employees or agents.

The Custodian shall be liable to the Fund for any and all loss, damage or expense to the Fund caused by or resulting from (i) the acts or omissions of any Sub-Custodian or (ii) any failure of the Custodian to enforce effectively such rights as it may have against such Sub-Custodian or a Securities System.

Section 5.02. Compliance with Governmental Rules and Regulations.
The Custodian undertakes to comply with all applicable requirements of the Securities Act of 1933, the 1934 Act, the 1940 Act and any laws, rules and regulations of governmental authorities having jurisdiction with respect to the duties and obligations to be performed by the Custodian hereunder.

Section 5.03. Indemnification. The Fund agrees to indemnify and hold harmless the Custodian from all claims and liabilities (including reasonable attorneys fees) incurred by it or assessed against it by any third party (other than the Fund or any SubCustodian) in connection with the performance of this Agreement, except as such may arise from the Custodian's own bad faith, negligent action or inaction, misfeasance, misconduct or other failure to act in accordance with the standards of care set forth in this Agreement or breach of the terms of this Agreement.


ARTICLE VI.  FEES AND EXPENSES

In consideration of its services, the Custodian shall receive the fees and reimbursement of reasonable expenses as provided in its fee schedule at the time this Agreement is executed (attached hereto as Exhibit A), or from time to time thereafter. Fees and expenses shall be in accordance with the Custodian's current schedule and shall be billed to the Fund in such a manner as to permit payment by a direct cash payment to the Custodian. The Custodian may change its fee schedule by giving notice of the change at least 30 days prior to the effective date of the change.


ARTICLE VII.  TERMINATION

This Agreement shall continue in full force and effect until terminated by either party by an instrument in writing delivered or mailed to the other party, such termination to take effect not sooner than 60 days after the date of such delivery or mailing. In the event of termination, the Custodian shall be entitled to receive prior to delivery of the securities, cash and other Propertyheld by it, all accrued fees and unreimbursed expenses. The Fund shall designate by a copy of a resolution certified by the Secretary a successor custodian to accept delivery of all of the Property of the Fund.

In the event that no certified copy of a vote of the Directors shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the 1940 Act, doing business in Indianapolis, Indiana, of its own selection, having an aggregate net capital of not less than $25,000,000, all securities, cash and other Property held by the Custodian and all instruments held by the Custodian relative thereto and all other Property held by it under this Agreement. Thereafter, such bank or trust company shall be the successor of the Custodian under this Agreement.

In the event that securities, cash and other Property remain in the possession of the Custodian after the date of the termination hereof owing to the failure of the Fund to procure the certified copy of vote referred to or of the Directors to appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such securities, cash or other
Property and the provisions of this Agreement relating to the duties and obligations of the Custodian shall remain in full force and effect.

ARTICLE VIII.  MISCELLANEOUS

Section 8.01. Governing Law. The provisions of this Agreement shall be governed by and construed in accordance with the laws of the State of Indiana.

Section 8.02. Binding Effect. This Agreement shall be binding upon being duly executed by an Authorized Person of the Fund and by two designated officers of the Custodian.

Section 8.03. Writing Controls. It is agreed that the Custodian has not made any statement, promises or agreement or taken upon itself any engagement whatsoever verbally or in writing in conflict with the terms of this Agreement or that in any way modifies, varies, alters, enlarges or invalidates any of its provisions and that no obligations of the Custodian shall be implied in addition to the obligations herein stated.

Section 8.04. Assignment. Neither party hereto may assign this Agreement or any of its rights or obligations hereunder without the express written consent of the other party.

Section 8.05. Severability. The invalidity or enforceability of any particular provision of this Agreement, in whole or in part, shall not affect the other provisions of this Agreement and in such event, this Agreement shall be construed in all other aspects as if the invalid or unenforceable provisions or part thereof was omitted.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf as of the date first 4bove written.

	UNIFIED	BRUCE FUND, INC.
	CORPORATION


	BY: Margaret R. Buhner	BY: R. Jeffrey Bruce


	ITS: Manager Custody Services	ITS: Secretary


	BY: D. Bogart


	ITS: President

Unified Corporation



AGREEMENT FOR SPECIFIED ACCOUNTING SERVICES

This Agreement, made this llth day of
April, 1991, to be effective as of the 13th
day of May, 1991
	between the Bruce Fund		(the
"Fund"), an open-end investment company
duly organized and existing under the laws of the State of Maryland and Unified (the
"Service Agent") duly organized under the laws of the State of Indiana.

The Fund hereby appoints Unified as tne
agent to provide the following specified services:

 Unified will report the Fund's
net asset value per share to NASDAQ
each day by the required deadline.

 Unified will process
disbursement checks for the payment
of Fund expenses, only as authorized
by designated Fund personnel, on a
weekly basis.

Unified will rely on the net asset value quoted to them by the Fund's own fund accounting agent for entering it into NASDAQ, and assume that it will be provided to them before the cutoff time for NASDAQ reporting. Unified will also rely on the information provide to them and authorized by the designated Fund personnel. Unified can not be held liable for errors which may occur as a result of incorrect information being provided to them.

For providing these services, Unified will charge the Fund $2 per expense check processed to be paid monthly. No charge will be made for reporting the Fund's net asset value to NASDAQ.

This Agreement shall remain effective until terminated by either party.



Fund Bruce Fund, Inc.

By R. Jeffrey Bruce

Attest Robert B. Bruce

UNIFIED ADVISERS

By Debra Yingling

By D. Bogart

Attest Margaret Buhner



429 NORTH PENNSYLVANIA STREET,
INDIANAPOLIS, IN 46204-1897
(317)	634-3301
FAX (317) 634-3412






TRANSFER AGENT AGREEMENT



This Agreement, made this   18th        day of    April
19 91 be effective as of May 13, 1991, by and between Bruce Fund, Inc.

(the "Fund"), an open-end investment company duly organized and existing under the laws of the State of Maryland and Unified (the "Transfer Agent"), which is a duly-registered transfer agent.
The Transfer Agent is duly organized and existing under the laws of the State of Indiana.

Article 1.

Section 1. The Fund hereby appoints the Transfer Agent as its Transfer, Registrar, Redemption Agent and Dividend Disbursing Agent, and the Transfer Agent accepts such appointments and agrees to act in such capacities upon the terms set forth in this Agreement.

Section 2. The Transfer Agent agrees to comply with all relevant provisions of the Investment Company Act of 1940 (the "Act"), the
Internal Revenue Code, other applicable laws and all applicable rules and regulations thereunder.

Section 3. If the Fund is a series company for purposes of Rule 18f-2 under the Act, the term "Fund" as used in this Agreement and Fee Schedule shall be deemed to refer to each such series as a separate portfolio unless the context otherwise requires. In performing its functions hereunder, the Transfer Agent shall in all cases comply with the procedures and conditions set forth in the Fund's then current Prospectus and Statement of Additional Information ("SAI"), as provided to the Transfer Agent by the Fund. To the extent that the Prospectus and SAI cover procedures and duties of the Transfer Agent, agreement as to such matters must have been reached between the Transfer Agent and the Fund 30 days prior to the effectiveness of the Prospectus.

Article II.  ISSUANCE OF SHARES

Section 1. The Transfer Agent shall make original issues of shares of the Fund ("Shares") in accordance with Sections 3 and 4 below and with the Fund's then currently effective Prospectus upon being furnished with (i) a certified copy of a resolution or resolutions of Unifiedthe Board of Directors of the Fund authorizing such issue and (ii) necessary funds for the payment of any original issue tax applicable to such additional Shares. If requested, a copy of the opinion of counsel as to the validity of such additional Shares shall be furnished to the Transfer Agent upon the Fund's filing of its Rule 24f-2 Notice under the Act with the Securities and Exchange Commission. The Transfer Agent will maintain mutual fund account records in the usual form in which, among other details, it will note the issuance, transfer and redemption of Shares, whether certificated or not. The Transfer Agent will keep account records, in which it will note the names and registered addresses of shareholders of the Fund ("Shareholders") and the number of full and fractional Shares owned by them.
I

Section 2. In case of any request or demand for the inspection of the share records of the Fund, the Transfer Agent shall endeavor to notify the Fund and to secure instructions as to permitting or refusing such inspection. However, the Transfer Agent may exhibit such records to any person in any case where it is advised by its counsel that it may be held liable for failure to do so, unless indemnified against such liability by the Fund.

Section 3. For the purposes of this Section, the Fund hereby instructs the Transfer Agent to consider Shareholder payments as available for investment in accordance with the policies and procedures set forth in the Fund's then current Prospectus and SAI. Immediately after the time or times and on each day on which the Fund's then current Prospectus or SAI states that its net asset value per share shall be determined, the Transfer Agent shall obtain from the Fund or its designated agent a quotation of the net asset value per share determined as of such time on such day. The Transfer Agent reserves the right to charge the Fund its reasonable costs of making corrections to Shareholder records if it is later determined that the Fund, or it's agent(s) supplied an inaccurate net asset value.

The Transfer Agent shall, on the same business day on which any order for the purchase of Shares is received and utilizing the net asset value per share next determined after the receipt of such order, determine the amount to be invested and the number of Shares and fractional Shares (rounded to three decimal places) to be purchased. The Transfer Agent shall thereupon as agent for the Shareholders place a purchase order with the Fund for the proper number of Shares and fractional Shares to be purchased and confirmed such number to the Fund in writing. The Transfer Agent shall total the amount available for investment in Shares at the net asset value determined by the Fund or its designated agent at each Fund pricing time.

Unified                                         2

The Transfer Agent shall pay over to the Custodian Bank the net asset value of Shares and fractional Shares purchased immediately upon receipt of the consideration therefor.
In the event that any check or other order for the payment of money is returned u- ;)aid for any reason, the Transfer Agent shall give prompt notification to the Fund of the non-payment of said check and take such action as the Fund may authorize by written instructions.
Any profit on the liquidation of unpaid Shares accrues to the Fund. In the event of a loss upon the liquidation of unpaid shares, other than as a result of an error or mistake of the Transfer Agent, the Transfer Agent will charge the purchaser's account for the amount of such loss. If the loss can't be recovered from the Shareholder, the Fund will be liable for the loss. In the event of a loss or gain due to an incorrect adjustment to the Shareholder's account by the Fund's agent(s), the loss or gain will be netted on the books of the Fund and settled annually.
Section 4. The Transfer Agent, in making the calculations provided for in Section 3, of this Article II shall rely on its record of available investment funds. The proper number of Shares and fractional Shares shall then be issued daily and credited by the Transfer Agent to the shareholder accounts. The Transfer Agent shall furnish each Shareholder with a confirmation of each purchase of Fund Shares. For equity funds, the Transfer Agent shall mail to each Shareholder a confirmation of each purchase (if provided for under the provisions of the Shareholder's account) with copies to one interested party if requested. For Money
Funds, such confirmations will, among other details, show the prior Share balance, the new Share balance, the dollar value, the Shares for which stock certificates are outstanding (if any), the amount invested and the price paid for the newly-purchased Shares. In addition, The Transfer Agent can supply the Shareholder with purchase confirmations for Money Funds, by the aforementioned procedure, or with a monthly statement.The Transfer Agent shall send a copy of the Fund's then current Prospectus with the confirmation of the first purchase by any new account opened through an exchange without an application.The Fund agrees to provide the Transfer Agent with an adequate supply of its Prospectus, as in effect from time to time, to fulfill its obligations under this Section.
The Transfer Agent shall provide the Fund with the total number of shares issued by the Fund each day.

Unified                                        3
Article M. REDEMPTIONS

Section 6. The Transfer Agent shall process all requests from Shareholders to redeem Shares and determine the number of Shares required to be redeemed to make monthly payments, automatic payments or the like and advise the Fund, on the same business day that the request for redemption was received, of the total number of Shares and fractional Shares (rounded to three decimal places) to be redeemed. The Fund or its designated agent shall then quote to the Transfer Agent the applicable net asset value; whereupon the Transfer Agent shall furnish the Fund with an appropriate confirmation of the redemption and process the redemption, at the net asset value per share next computed after receipt of the order for redemption, by filing with the Custodian Bank an appropriate statement and making the proper distribution and application of the redemption proceeds in accordance with the Fund's Prospectus or SAI. The stock registry books recording outstanding Shares and the individual account of the Shareholder shall be properly debited. If provided for under the provisions of the shareholder's account, the Transfer Agent shall mail to each Shareholder a confirmation of each redemption with a copy to an interested person if requested. Such confirmation shall among other details show the prior Share balance, the new Share balance and total dollar value thereof, the Shares for which stock certificates are outstanding (if any), the amount redeemed and the price received for the redeemed Shares.

Section 2. The proceeds of redemption shall be remitted by the Transfer Agent, in each case by check or other instrument drawn against funds held by the Fund in the Custodian Bank, in accordance with the Fund's then currently effective Prospectus or SAI as follows:

(a)	By check drawn to the order of and mailed to the Shareholder at the address of record not later than the fifth business day after the redemption request is received.

(b)	By wire to a previously designated bank or broker upon
telephone request, without signature guarantee, if such redemption procedure has been elected by the Shareholder.

(c)	By Automated Clearing House transfers payable to the
Shareholder of record and transmitted for deposit to the bank account previously designated in the application form or by written authorization, in the case of an expedited telephone redemption.




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(d)	In accordance with the order of the Shareholder in the case
of redemptions by draft or use of a debit or ATM card.
(e)	To a person other than the Shareholder or to an address
other than the Shareholder's registered address only if instructions are received in writing with signature guaranteed in accordance with the Fund's Prospectus. Planholders transferring to another custodian are not required to obtain written signature guarantees but are required to obtain the written acceptance of the new custodian.
(f)	If in accordance with the Fund's policies, the Transfer
Agent will accept facsimile requests.
(g)	By other procedures commonly followed by mutual funds and
mutually agreed upon by the Fund and the Transfer Agent prior to the request(s).Any change in the designated bank or brokerage account or registered address will be accepted by the Transfer Agent only if made in writing by the Shareholder, with signature guaranteed, unless a different procedure is agreed to in writing by the Fund and the Transfer Agent.If required by the Fund's then current Prospectus or SAI, the request and stock certificates, if any, for Shares being redeemed, must have the owner's signature guaranteed by a domestic commercial bank or trust company or a member firm of a national securities exchange or the National Association of Security Dealers ("NASD"). If share certificates have not been issued to the redeeming Shareholder, the signature of the Shareholder on the redemption request mut be similarly guaranteed. If the Fund authorizes the Transfer Agent by written instructions to waive the signature guarantee in certain instances, the Fund holds the Transfer Agent harmless in the event that an unauthorized person withdraws funds.

For the purposes of redemption of Shares which have been purchased by check within 15 calendar days of a receipt of the redemption request for such shares, the Fund shall provide the Transfer Agent, from time to time, with written instructions concerning the time within which such requests may be honored. The Transfer Agent will rely on the last written instruction received. The Transfer Agent has no responsibility to determine if any investment payment will be reversed for any reason and is not responsible in any way for the failure of any investment to be collected.

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The authority of the Transfer Agent to perform its
responsibilities under Article VI, Sections 4 and 5 shall be suspended upon the Transfer
Agent's receipt of notification of the suspension of the determination of the Fund's net asset value.

Article IV.  DIEVIDENDS

Section 1 . Upon the declaration of each dividend and each capital gains distribution by the Board of Directors of the Fund, the Fund shall notify the Transfer Agent by written instructions within sufficient time of the date of such declaration, the amount payable per share, the sources from which such dividend or distribution is made, and, unless such dividend is a regular daily or monthly dividend payable by a money market or other fund, the record date for determining the Shareholders entitled to payment. The ex-date and payment date shall always be the next determination of net asset value after the record date. The Transfer Agent shall withhold such sums as may be required to be withheld under applicable income tax laws, rules and regulations.

Section 2. Upon the payment date of a dividend or distribution declared by the Fund's Board of Directors, the Fund or its agent will cause the Custodian Bank to transfer to the disbursement account maintained by the Custodian Bank in the name of the Fund the total amount of such dividends or distributions payable in cash to those Shareholders electing to receive such dividends or distributions in cash. On payment date, the Transfer Agent shall prepare a check in the appropriate amount and mail it not later than the fifth business day after the payment date to such Shareholder at his address of record or to such other address as the Shareholder may have designated. At the Shareholder's option, payment may be made via Automated
Clearing House transfer to a bank account specified by the Shareholder in writing.

With regard to Shareholders not electing to receive such dividends or distributions in cash, the Transfer Agent will automatically reinvest all dividends and other such distributions in additional shares at the net asset value per share on payment date. When provided by the provisions of the Shareholder's account, the Transfer Agent will promptly mail to each shareholder at his address of record or such other address as the Shareholder may have designated a statement showing the number of full and fractional shares (rounded to three decimal places) currently owned by the Shareholder and the net asset value of the shares so credited to the
Shareholder's account.
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The Transfer Agent's dividend statement meets the requirements of the Act and Rule 19a-1 thereunder for notification as to the source(s) of dividend payment(s).

Article V. CERTIFICATES

Section 1. The Fund shall furnish to the Transfer Agent a sufficient supply of blank share certificates and from time to time will renew such supply upon the request of the Transfer Agent. Such blank share certificates shall be signed manually or by facsimile signatures of officers of the Fund authorized by law or the by-laws of the Fund to sign share certificates and, if required, shall bear the Fund's seal or facsimile thereof. In case any officer of the Fund who shall have signed manually or whose facsimile signature shall have been affixed to blank share certificates shall die, resign or be removed prior to the issuance of such share certificates, the Transfer Agent may issue or register such share certificates as the share certificates of the Fund notwithstanding such death, resignation or removal until otherwise directed by the Fund; and the Fund shall file promptly with the Transfer Agent such approval, adoption or ratification as may be required by law.

Section 2. The Transfer Agent shall issue share certificates for Shares only upon receipt of a written request from a Shareholder or from a dealer except money market funds. In all other cases, the Transfer Agent shall dispense with the issuance and countersignature of share certificates whenever Shares are purchased. The Transfer Agent shall process purchase and redemption transactions by making appropriate entries in the Fund's account records. The Transfer Agent may issue new full share certificates in place of share certificates represented to have been lost, destroyed or stolen, upon receiving indemnity satisfactory to the Transfer Agent and the Fund and may issue new share certificates in exchange for, and upon surrender of, mutilated share certificates. Prior to the replacement of a lost or stolen certificate, a surety bond is required and is at the shareholder's expense. When mail is used for delivery of share certificates the Transfer Agent shall forward share certificates in "non-negotiable" form by first-class mail, and share certificates in "negotiable" form by registered mail, return receipt requested. The Transfer Agent is not liable for certificates which were received negotiable but not certified.

Whenever a Shareholder deposits Shares represented by share certificates in an account, the Transfer Agent, upon receipt of the share certificates registered in the name of the


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Shareholder (or if not so registered, in proper form for
transfer), shall cancel such share certificates and make appropriate entries in its stock transfer records.The Transfer Agent shall retain all cancelled certificates for redemption or transfer for a period of time as set by SEC regulations promulgated by the Securities and Exchange Commission ("SEC") during which time it shall be able to produce said certificates upon appropriate notice from the Fund.
Article VI.  GENERAL PROVISIONS

Section 1. The Transfer Agent will furnish balance services via toll-free telephone, equity fund account confirmations with each transaction, money fund account cofirmations with each transaction or monthly (as desired by the investor), and account confirmation statements as of December
31 of each year which include a listing of all transactions in the account during the calendaryear then ended, plus income tax reporting information. The Transfer Agent may provide to the Shareholders 24-hour account transaction services and agency consolidated statements.

Section 2. The Transfer Agent shall report daily the sales and redemptions in each state in a manner suitable for state "blue-sky" reporting by the Fund. The Transfer Agent has no further responsibility as to controlling sales of Shares of the Fund or maintaining the various registrations required under state "blue sky" laws and regulations. The Fund is responsible for updating the system and halting Share sales in all states where the Fund's registration is not effective. Maintaining current registration information on-line is the responsibility of the Fund, or its designated agent.

Section 3. The Transfer Agent shall maintain records (which may be part of the stock transfer records) in connection with the issuance and redemption of Shares and dividend reinvestments, in which will be noted the transactions effected for each Shareholder and the number of Shares and fractional Shares (rounded to three decimal places) owned by each for which no share certificates are outstanding. The Transfer Agent shall create and maintain all necessary records including, but not limited to, records required by Section 31(a) of the Act and Section 17(A) of the Securities and Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder. The Transfer Agent agrees to make available upon request and to preserve for the periods prescrbed in Section 31(a) under the Act and
Section 17(A) of the Securities and Exchange Act of 1934, as amended, and the rules and regulations thereunder, any

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records relating to services provided under this Agreement or maintained by it on behalf of the Fund. All such records shall be the property of the
Fund.The Transfer Agent shall also maintain the following records for each Shareholder's account: name, address, and tax identification number; number of Shares held and specific form of holding, including numbers and denominations of certificates, if any; historical information regarding the account of each Shareholder, including dividends paid, distributions made and date and price for all transactions in a Shareholder's account; any stop or restraining order placed against a Shareholder's account; any dividend reinvestment order, dividend address and correspondence relating to the maintenance of a Shareholder's account; all tax and withholding information relating to a Shareholder's account; information with respect to withholding on foreign accounts.
The Transfer Agent shall maintain records for all accounts opened by entities assigned an institution number (i.e. "different distributors") so that where required the aggregate average daily value of all of an institution's accounts can be determined and a record of such values maintained, and so that duplicate statements for the accounts can be prepared and sent to each institution. A representative file is available for each institution. It is the responsibility of the Fund to update and maintain information in such file.
In the event either party is unable to perform its obligations under the terms of this Agreement because of equipment or transmission failure or damage beyond its control, acts of God, or other causes reasonably beyond its control, such party will not be liable to the other for any damages resulting from such failure to perform or otherwise from such causes.Section 4. The Transfer Agent shall cooperate with the Fund's independent public acountants and shall take all reasonable action in the performance of its obligations under this Agreement to assure that the necessary information is made available to such accountants for the expression of their opinion, including but not limited to the opinion included in the Fund's annual or semi-annual reports on Form N-SAR, or of any successor annual report required by the Act or rules thereunder to be filed by the Fund.
Section 5. In addition to the services as Transfer Agent and as above set forth, the Transfer Agent will perform other services for the Fund as agreed from time to time, including but not limited to, preparation of filing with the Internal Revenue Service and mailing to Shareholders such federal tax information forms as are required to be so prepared, filed and
Unified                                       9
n-tailed by applicable laws, rules and regulations, mailing periodic reports of the Fund, and mailing initial notices of Shareholders' meetings, pro)des, proxy statements, and preparation of proxy voting reports for the Fund.The Transfer Agent agrees to follow-up on missing TINs by sending a letter and Form W-9 to the Shareholder. If the Transfer Agent does not receive TIN verification witin 60 davs of the acknowledgement of the missing TINS, back-up withholding will begin. Upon receipt of a B-Notice from the IRS, the Transfer Agent will research the accounts and send out additional Form W-9's as necessary. The Transfer Agent will not be held liable for any penalties associated with B-Notices served where a shareholder has failed to return a TIN or signed W-9. If B-Notices are not promptly delivered to the Transfer Agent once received by the Fund, the Transfer Agent will not be held liable for any penalties associated with late processing.The Transfer Agent will provide the fund with a list of all accounts subject to back-up withholding annually.
The Transfer Agent shall answer telephone calls and correspondence from Shareholders relating to their share accounts during the Transfer Agent's normal business hours. The Transfer Agent shall respond to all telephonic or written inquiries from Shareholders relating to the administration of their accounts within three (3) business days. Copies of all correspondence from Shareholders involving complaints about the management of the Fund, the services provided by or for the Fund, the Transfer Agent or others, or concerning complaints relating to the Fund shall be sent immediately to the Fund. Summaries of any similar matters conveyed by a Shareholder by telephone shall be prepared by the Transfer
Agent and sent to the Fund within three (3) business days. Telephone calls and correspondence on other matters will be referred to the Fund.
The Transfer Agent shall keep records of Shareholder substantive telephone calls and correspondence and replies thereto, and of the lapse of time between receipt of such substantive telephone calls and correspondence and the making of replies. The Transfer Agent shall make and retain for a reasonable time (not to exceed 3 months) tape recordings of all telephone calls from Shareholders.
The Transfer Agent can provide the Fund with monthly standard
Director's Reports.



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Section 6. Nothing contained in this Agreement is intended to or shall require the Transfer Agent in any capacity hereunder to perform any functions or duties on any day identified in the Prospectus and/or SAI on which the Fund is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which the Transfer Agent is open, except when the Transfer Agent is closed to observe a legal emergency when the Fund is open and the Fund has received purchases or redemption requests, such purchases and redemptions shall be priced and executed "as of' such date on the business day next following such day.

Section 7. The Fund agrees to pay the Transfer Agent compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such Schedule approved by the Fund and the Transfer Agent. All such payments and reimbursements are to be received no later than five (5) days following the mailing of the respective notice and shall be charged to and paid by the Fund on a monthly basis. It is understood that the Fund may, in the future, undertake to perform certain of the services herein contemplated to be performed by the Transfer Agent. To the extent, if any, the Fund undertakes such duties, the Transfer Agent shall be relieved of such obligation, and the Fund and the Transfer Agent shall mutually agree upon an appropriate reduction, if any, in the fees set forth in Schedule A.

Section 8. The Transfer Agent shall not be liable hereunder for any non-negligent action taken in good faith and reasonably believed to be within the powers onferred upon it by this Agreement. The Fund shall indemnify the Transfer Agent and hold it harmless from any and against any and all actions, suits and claims, whether groundless or otherwise, arising directly or indirectly out of or in connection with its performance under this Agreement including but not limited to its performance as Transfer Agent from and against any and all losses, damages, costs, charges, counsel fees, payments,. expenses and liabilities incurred by the Transfer Agent in connection with any suh action, suit, or claim, except such as shall result from its own negligent act or willful misconduct. The Transfer Agent shall not be under any obligation to prosecute or to defend any action, suit or claim arising out of or in connection with its performance under this Agreement as Transfer Agent, which, in the opinion of its counsel, may involve it in expense or liability. At its option and upon request of the Transfer Agent, the Fund may assume the entire defense of any action, suit, or claim subject to the foregoing indemnity. The Transfer Agent shall give the Fund notice, and reasonable opportunity to defend, any such action, suit, or claim, in the name of the Fund or the Transfer Agent or both. In the event the Fund assumes the defense, the Transfer Agent shall not be responsible for its own legal fees and expenses from the date the Fund

Unified

so assumes the defense, except for such fees and expenses incurred at the request of the Fund. The Fund and the Transfer Agent shall cooperate fully in the defense of any action, suit or claim.The Transfer Agent at its expense will make corrections and adjustments as may be required, where the Transfer Agent, its officers, agents, employees or delegates are the cause of any error made in rendering the services described in this agreement.

Without limitation of the foregoing:

(a)	The Transfer Agent may rely upon and shall not be liable to
the Fund for the advice furnished to it by the Fund, or for statements made by accountants, brokers and other persons believed by it in good faith to be expert in the matters about which they are consulted and for any actions taken in good faith upon such statements.

(b)	The Transfer Agent shall not be liable for any action
reasonably taken in good faith reliance upon any written instructions or certified copy of any resolution of the Board of Directors of the Fund, provided, however, that upon receipt of a written instruction from the Fund countermanding a prior instruction which has been fully executed by the Transfer Agent, the Transfer Agent shall attempt to honor to the extent then possible, such later instructions and rely upon the genuineness of any such document or correspondence reasonably believed in good faith to have been validly executed.

(c)	The Transfer Agent may rely and shall be protected in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper or document reasonably believed by it to be genuine and to have been signed or presented by the Shareholder, Fund or other proper party or parties.

Section 9. The Fund shall promptly cause to be turned over to the Transfer Agent (i) an accurate list of Shareholders of the Fund showing the proper registered address and number of Shares owned and whether such shares are represented by outstanding Share Certificates or by non-certificated share accounts, (ii) all records relating to retirement plans, including original applications signed by the planholders and original plan accounts recording payments, contributions, deductions, reinvestments, withdrawals and liquidations, and (iii) all Shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by the Transfer Agent under this Agreement (hereinafter called
"Materials"). The Fund agrees to indemnify and hold the Transfer Agent, its successors and

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assigns, harmless of and from any and all expenses, damages, claims, suits, liabilities, actions, demand and losses of third parties arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Materials, or out of the failure of the Fund to provide any portion of such Materials or to provide any information needed by the Transfer Agent to perform knowledgeably its functions. The Fund agrees to pay reasonable compensation to the Transfer Agent to cover the Transfer Agent's expenses in correcting any such error, omission, inaccuracy or other deficiency of the Materials.
Section 10. The Transfer Agent acknowledges and agrees that all books and records maintained for the Fund in any capacity under this Agreement are the property of the Fund and may be inspected by the Fund at any reasonable time. Such books and records will be shipped immediately to any successor transfer agent at the Fund's cost.

The Transfer Agent agrees to regard and preserve as confidential all records and other information relative to the Fund, and will not without written authority of the Fund disclose to others, during the ten-n of this Agreement or thereafter, any such records or other information.

Section 11. The following shall be a list of procedures to be taken by the Transfer Agent should mail be returned to the Agent undeliverable:
1.	The mail will be opened and the contents examined.  The
returned envelope will be stapled to the back of the paperwork.

2.	Using the name and social security number on the account, a
system search will be done to check for any other accounts which may have a "deliverable" address. If a different address is found, the account with the bad address will be corrected and the mail will be forwarded to the new address.

3.	If the account search is unsuccessful, the Agent will call
the AT&T dirctory in their city of residence to see if a new number is available for this shareholder. If there is a number, the Agent will call to verify whether or not this is their account and then send a letter to the new address asking them to verify their social security number, new address and telephone number.

4.	If unable to find a new listing in the AT&T directory, the
account will be coded as lost and the returned mail will be placed in an alphabetically indexed file.

Unified                                       1 3

5.	A listing is available of all accounts coded as lost.  The
Fund's management can utilize this list if they wish to research these accounts further.
6.	On June 30 of each year the Transfer Agency will provide a
listing of all accounts that are lost. This listing will be distributed to Fund management for escheatment purposes.
Section 12. The Transfer Agent shall make available to the Fund, the sales representative file program and access to persons designated by the Fund. The Fund is resonsible for all data entry and its accuracy.

Article VII.  TERMS AND TERMINATION

Section 1. This Agreement shall remain effective until terminated by either party. Either the Fund or the Transfer Agent may give 90 days written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice; provided, however, the obligations set forth in Sections 8, 10 and 11 of Article VI and Sections 6 and 7 of
Article VII, for the fiscal year of the Fund in which termination occurs, Section 4 of Article VI, shall survive such termination, unless satisfied.

Section 2. Should the Fund exercise its right to terminate this Agreement pursuant to Section I of this Article VH, all out-of-pocket expenses incurred by the Transfer Agent in connection with the retrieval, compilation and movement of books, records and material will be borne by the Fund. Additionally, the Transfer Agent reserves the right to charge for any other reasonable expenses associated with such termination and/or a charge equivalent to the average of three (3) months' fees.

Upon the termination of this Agreement for any reason, the Transfer Agent agrees to provide the Fund with complete and accurate records and to assist the Fund in the orderly transfer of accounts and records. Without limiting the generality of the foregoing, the Transfer Agent agrees upon termination of this Agreement:

(a)	to deliver to the Fund computer tapes containing the Fund's
accounts and records together with such record layouts and additional information as may be necessary to enable the Fund to utilize the information therein;


Unified                                       1 4

(b)	to cooperate with the Fund and any successor transfer agent
in the interpretation of the Fund's accounts and records; and
(c)	to forward all Shareholder calls to the new Transfer Agent
upon de-conversion.

(d)	to act in good faith, to make the conversion as smooth as
possible for the Fund.Section 3. The Transfer Agent shall maintain a standard stockbroker's blanket bond on all its employees, providing fidelity insurance as required by rules of the NASD. All employees at the time of employment will have fingerprints made and checked by the FBI under procedures established as standard for stock brokerage employees by the NASD, as well as for transfer agency employees by the SEC.
Section 4. The practices and procedures of the Transfer Agent and the Fund set forth in the Agreement, or any other terms or conditions of this Agreement, may be altered or modified from time to time as may be mutually agreed by the parties to this Agreement. In special cases the parties hereto may adopt in writing such procedures as may be appropriate or practical under the circumstances, and the Transfer Agent may conclusively rely on the detrmination of the Fund that any special procedure which has been approved by the Fund doesnot conflict with or violate any requirements of its Articles of Incorporation, By-Laws or Prospectus, or any rule, regulation or requirement of any regulatory body.
Section S. This Agreement may be amended from time to time by a supplemental agreement executed by the Fund and the Transfer Agent.Section 6. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing and shall be delivered in person or sent by first class mail, postage prepaid, to the respective parties as follows:

If to the Fund:
           Bruce Fund, Inc.
           Suite 2414
           20 North Wacker Drive
           Chicago, IL  60606
---------------------------------

If to the Transfer Agent:

Unified
Unified Corporation

Attention: President

429 N. Pennsylvania Street

Indianapolis, Indiana 46204-1897

Section 7. The Transfer Agent and the Fund each represent and warrant to the other as to itself that all actions required by their respective Directors or Shareholders has been taken to authorize the execution and delivery of this Agreement and the consummation of the transactions contemplated hereby; the execution and delivery of this Agreement and consummation of the transactions contemplated hereby do not contravene any provision of their respective charter or by-laws or of any laws, regulations or orders of any government or agency thereof to which it is subject; do not constitute the violation or breach of any agreement or understanding to which it is a party or by which it is bound; and upon its execution and delivery, this Agreement shall be binding and enforceable against it in accordance with its terms.

Section 8. The Transfer Agent may from time to time, with the written consent of the Fund, delegate some or all of its duties hereunder to others, who shall perform such functions as the agent of the Transfer Agent. To the extent of such delegation, the term "the Transfer Agent" in this Agreement shall be deemed to refer to both the Transfer Agent and to its designee or to either of them, as the context may indicate. In each provision of this Agreement fixing or limiting the liabilities or the delegations of the Transfer Agent, or providing for the liability indemnification or protection of the Transfer Agent, the term "the Transfer Agent" shall include the Transfer Agents designee. The Transfer Agent shall not be relieved of any liabilities or obligation under the Agreement in connection with such delegation of duties, shall be responsible to supervise and assure that any such designee properly performs the duties delegated to it, and shall be responsible for the performance of the designee as though the Transfer Agent had, itself, performed the duties so delegated.

Section 9. This Agreement may be executed in two or more counterparts,each of which when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument, which is only effective if three signatures are executed.

Section 10. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of the Transfer Agent or by the Transfer

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Agent without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

Section 11. This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof and supersedes all prior agreements or understandings between the parties.
Section 12. Whenever pronouns are used herein, they shall be interpreted in the neuter, masculine, feminine, singular or plural as the context may require.
Section 13. Except where specific time limits are herein provided, no delay on the part of any party hereto in exercising any power or right hereunder shall operate as a waiver thereof; nor shall any single or partial exercise of any power or right hereunder preclude other or further exercise thereof or the exercise of any other power or right. No waiver shall be enforceable against any party hereto unless in writing, signed by the party against whom such waiver is claimed, and shall be limited solely to the one event.
Section 14. This Agreement shall be governed by, and construed in accordance with, the internal laws of the State of Indiana, without giving effect to the principles of conflicts of law.

Article VIII.  DEFAULT

The following events shall be a default ("Default") of the Fund under this Agreement:

(a)	Fund neglects or fails, in whole or in part, to observe any
of its obligations to the Transfer Agent to make any payments due under this Agreement; or

(b)	Fund neglects or fails in whole or part to observe any of
its obligations to Transfer Agent stated herein; or

(c)	Fund assigns this Agreement or any of its rights hereunder
without the prior written consent of Transfer Agent.

Upon the occurrence of a Default, Transfer Agent may terminate delivery of the services provided hereunder and recover from the
Fund:


Unified                                         1 7

(a)	Any payments due hereunder; and

(b)	All costs and expenses of collection, including reasonable
attorneys' fees; and

(c) Any and all damages available under law.


Article IX.  ARBITRATION

Section 1. In the event of a dispute between the parties under this Agreement, the parties shall first seek to resolve such dispute through good-faith, face-to-face negotiations between the respective principals. If negotiations are not successful, then the dispute shall be referred to arbitration and such arbitration shall be conducted in accordance with the rules of the American Arbitration Association.

Section 2. The decision rendered through arbitration shall be final and binding upon the parties hereto, and judgment shall be entered in accordance with applicable law in any court having jurisdiction thereof. In rendering a decision, the arbitrators shall be governed by the terms of this Agreement.








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IN WITNESS WHEREOF, the parties hereto have caused this Transfer
Agent Agreement to be signed by their respective duly authorized officers and their corporate seals, hereunto duly affixed and attested, as of the day and year first above written.
Fund Bruce Fund, Inc.

B y R. Jeffrey Bruce

Attest Robert B. Bruce

UNIFIED CORPORATION

By Kimberlee F. Wilson

By D. Bogart

Attest Debra Yingling








Unified                                     1 9
SERVICES AGREEMENT


THIS AGREEMENT, effective as of  May 20,   1991 by
and between THE FIFTH THIRD BANK (the "Bank"), an Ohio state chartered bank, and UNIFIED MANAGEMENT CORPORATION ("Unified"), an Indiana corporation.

WITNESSETH THAT:


WHEREAS, Bruce Fund, Inc., a Maryland Corporation (the "Fund"), is an open-end, diversified, management investment company registered under the Investment Company Act of 1940, as amended
(the "194011 Act"); and,

WHEREAS, the Fund has appointed Unified as the Fund's Custodian under an agreement dated April 18, 1991 (the "Custody
Agreement"); and

WHEREAS, Unified desires to hire Bank to assist in providing custody of securities of the Fund, as set forth under the Custody
Agreement, and Bank is willing to perform such services upon the terms and conditions herein set forth;

NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, hereby agree as follows:



ARTICLE I - APPOINTMENT AND DUTIES

1.	1 Appointment.  Unified, being duly authorized, hereby
hires Bank as its agent, to perform as a sub-custodian, those services described in the Custody Agreement, a copy of which is attached hereto and incorporated herein. Subject to the direction and control of Unified, Bank shall perform all the obligations and duties thereof upon the terms and conditions hereinafter set forth. Bank shall provide sub-custodian services to the Fund and agrees to be responsible to Unified to the same extent as Unified is to the Fund under the Custody Agreement.

1.	2 Services.  Bank shall perform all duties which shall
include but are not limited to those duties of a Company which is a member of a National Securities Exchange, as defined in the Securities Exchange Act of 1934, to safely keep all securities, cash and other property of the Fund that has been delivered to the Bank, and other such items necessary to carry out the Custody Agreement in accordance with Rule 17(f)l of the 1940 Act.


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ARTICLE II - FEES

2.1	Compensation.  For the performance of its obligations
under this Agreement, Unified shall pay Bank a fee with respect to each series of the Fund in accordance with the schedule attached hereto as Schedule A. Unified shall reimburse Bank for any reasonable out-of-pocket expenses and advances including, but not-limited to, costs and expenses for postage, envelopes, checks, drafts, reports, communications, statements and other materials, telephone, and any and all assessments, taxes or levies assessed on Bank for services provided under this Services Agreement. All fees and advances will be billed by Bank at the end of each month. Payment by Unified will be due within fifteen days of receipt of the invoice.



ARTICLE III - CONCERNING THE BANK

3.1	Standard of Care.  The Bank shall be held to the exercise
of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to Unified for any loss, damage, cost, expense (including attorneys' fees and expenses), liability or claim unless such loss, damages, cost, expenses, liability or claim arises from negligence, bad faith or willful misconduct on its part or on the part of any agent appointed. The Bank shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Bank shall promptly notify Unified of any action taken or omitted pursuant to advice of counsel.
The Bank shall not be under any obligation at any time to ascertain whether the Fund is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Fund's charter documents of By-laws, or its investment objectives and policies as then in effect.

3.2	Actual Collection Required.  The Bank shall not be liable
for, or considered to be the custodian of, any cash belonging to the Fund or any money represented by a check, draft or other instrument for the payment of money, until the Bank or its agents actually receive such cash or collect on such instrument.

3.3	No Responsibility for Title, etc.  So long as and to the
extent that it is in the exercise of reasonable care, the Bank shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

3.4	Limitation on Duty to Collect.  Bank shall not be required
to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to securities held


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for the Fund if such securities are in default or payment is not made after due demand or presentation.

3.5	Reliance Upon Documents and Instructions.  The Bank shall
be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine. The Bank shall be entitled to rely upon any Proper Instructions actually received by it pursuant to this Agreement.

3.6	Express Duties Only.  Neither the Bank nor Unified shall
have any duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Bank.

3.7	Direction to Bank.  Bank is subject to Unified's
'direction and control with respect to Bank performing its obligations under this Agreement. Bank agrees to communicate solely with Unified concerning the performance of its obligations under this Agreement and shall not communicate with the Fund without express approval from Unified.



ARTICLE IV - INDEMNIFICATION

4.1	Indemnification.  Unified shall indemnify and hold
harmless the Bank and any agent appointed and nominee of the Bank or of such agent from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Bank (i) at the request or direction of or in reliance on the advice of Unified, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement, provided that the Bank shall not be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Bank's failure to act in accordance with the standard of reasonable car-e and any higher standard which may be applicable pursuant to this Agreement.

 .4.2	Indemnity to be Provided.  If Unified requests the Bank to
take any action with respect to Securities, which may, in the opinion of the Bank, result in the Bank or its nominee becoming liable for the payment of money or incurring liability of some other form, the Bank shall not be required to take such action until the Custodian shall have provided indemnity therefor to the Bank in an amount and form satisfactory to the Bank.

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4.3	Security.  If the Bank advances cash or securities to the
Fund for any purpose, at Unified's request or as otherwise contemplated in this Agreement, or in the event that the Bank or its nominee incurs, in connection with this performance under this Agreement, any losses, damage, cost expense (including attorneys' fees and disbursements), liability or claim (except such as may arise from its or its nominee's gross negligence, bad faith or willful misconduct), then, in any such event, any property at any time held for the account of the Fund shall be security therefore and should the Fund fail promptly to repay or indemnify the Bank, the Bank shall be entitled to utilize available cash of the Fund and to dispose of other assets of the Fund to the extent necessary to obtain reimbursement or indemnification.



ARTICLE V - FORCE MAJEURE

5.1	Neither the Bank nor Unified shall be liable for any
failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephoe communication service; accidents; labor disputes; acts of civil or military authority; govrnmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Bank, in the event of failure or delay (1) shall not discriminate against the Funds in favor of any other customer of the Bank in making computer time and personnel available to input or process the transactions contemplated by this Agreement and (ii) shall use its best efforts to ameliorate the effects of any such failure or delay.


ARTICLE VI - TERMINATION

6.1	This Agreement may be terminated by either party upon
sixty (60) days' written notice to the other party. Upon the termination of this Agreement, Unified shall pay Bank such compensation as may be payable for the period prior to the effective-date of such termination.

ARTICLE VII - MISCELLANEOUS.

7.1 Each party agrees to perform such
further acts as are necessary to effectuate the purposes hereof.
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7 . 2 This Agreement shall be construed and enforced in
accordance with and governed by the laws of the State of Ohio.

7.3	The captions in this Agreement are included for
convenience or reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the day and year first above written.

THE FIFTH THIRD BANK


By: Amanda Grimes
Trust Officer

UNIFIED MANAGEMENT CORPORATION




By:      D. Bogart
By:    Charles H. Field










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CUSTODIAL FEE SCHEDULE

	Standard-Fee		Eml2loyer	Particil2ant

	Individual Retirement Plans
	IRA's	Annual fee of $10.00/participant/Plan
	SEP IRA	Annual fee of $10.00/participant/Plan
	403(b)	Annual fee of $10.00/participant/Plan

	Oualified Retirement Plans
	Profit Sharing and/or	Start-up fee of $100.00
	Money Purchase	Annual fee of $10.00/participant
	401K	Start-up fee of $100.00
		Annual fee of $10.00/participant

	Standard Services Provided

	-W-2P Reports
	-1099-R Reports
	-Year-end Statements
	-5498 Reports (*For MNs only)

	Additional Service Fees (Qualified Plans Only)
	OPTIONS
ELECTED

	-Summary Plan Description and Filing with	$250
	the Department of Labor

	-Revised/Modified Summary Plan Description	$ 100
	and Filing Revised Summary Plan Description with the Department of Labor

	-Annual Report of Employee Benefit Plan
	-Form SSW (required annually for plans with
	$10/Participant	F7
	100 or more participants)
	-Form 5500C (file for initial, final and every
	$10/Participant	7

third year plans with fewer than 100 participants)Minimum of $150
	-Form 530OR (alternate years file for plans with
	$10/Participant	7
	fewer than 100 participants)	Minimum of $100
	-Form SSW EZ (one participant and spouse plan)
	$10/Participant	7
		Minimum of $100

	-Summary Annual Report (posted at work site)	$100	7

-Consolidated Plan Reports (for 3rd party administrators)
-Annual Fee for Quarterly reports                      $150
-Plan Yearend report                                   $100

Termination and Transfer Fees

-Qualified Plans
$25/Participant
Minimum of $100



IN WITNESS WHEREOF, the parties hereto have caused this Pricing
Agreement to be signed by their respective duly authorized officers and their corporate seals hereunto duly affixed and attested, as of the day and year written.

Fund Bruce Fund, Inc.




	By R. Jeffrey Bruce	Date 4-19-91








	Attest Robert B. Bruce








	UNIFIED CORPORATION







	By Kimberlee F. Wilson	Date 4-22-91







		Date 4-22-91
	By D. Bogart






	Attest Margaret R. Buhner








2

TRANSFER AGENT FEE SCHEDULE

The prices contained herein are effective for twelve months from the execution date of this contract.

This pricing structure assumes the Fund is using Unified for Fund
Accounting.  If not, additional fees will be negotiated.

Standard Fee

Basic Fee is $1.35 for money market funds and $1.15 for equity/bond funds per active Shareholder Account (for funds paying dividends no more than quarterly) per month with a minimum fee of $10,000 per year per portfolio. An Active Shareholder Account is any Shareholder Account existing on the Transfer Agent's computerized files with a non-zero share balance, or with a zero share balance and a history of dividend payments for the current calendar year, as determined on the last day of each month.

The basic fee includes all telephone calls to/from the Transfer
Agent by Shareholders as well as all other incidentals except for: cost of forms, statements, envelopes, postage, shipping and statement microfiche copies. These are billed at cost.

For an additional fee of $0.20 per month per account, Unified supports receivables accounting, 12b-1 fund reporting, back-end sales load recapture accounting, and/or detailed dealer and representative load commission accounting and reporting. Funds paying dividends more frequently than once per quarter (generally, money market funds) are charged an additional $0.30 per month per account.

Standard Services Provided

-Opening new accounts
-Maintaining shareholder accounts
Includes:
-Maintaining certificate records -Changing addresses
-Daily reports on number of shares, accounts -Preparation of shareholder federal tax information -Withhold taxes on U.S.
resident
and non-resident alien accounts
-Reply to shareholder calls and correspondence other than that for
Fund information and

related inquiries
-Processing purchase of shares
-Issuing /Canceling of certificates (Excessive use may be subject to additional charges) -Processing partial and complete redemptions -
Regular and legal transfer of accounts -Mail processing of semi-annual and annual reports -Processing dividends and distributions -Prepare shareholder meeting lists -Initial proxy mailing - Receiving and tabulating of proxies -Confirmation of all transactions as provided by the terms of each shareholder's account
-Provide a system which will enable Fund to monitor the total number of shares sold in each state. System has capability to halt sales and warn of potential oversell. (Blue Sky Reports) -Determination/Identification of lost shareholder accounts -Consolidated 1099 reporting

20



Standard Reports Provided

-Daily Fund summary reports activity and accounts -Daily summary of largest act

-New account report
-Daily Blue Sky sales/registration information report -Monthly
Fund activity summary -
Daily receivable listing (if applicable) -Daily shareholder adjustment report -
Employee activitv audit report -Daily Fund performance report

Optional Services Available
21



IN WITNESS WHEREOF, the parties hereto have caused this Pricing
Agreement to
be signed by their respective duly authorized officers and their corporate seals
hereunto duly affixed and attested, as of the day and year
written.
Fund- Bruce Fund, Inc
	By R. Jeffrey Bruce	date
4-24-91	Attest Robert B. Bruce
	UNIFIED CORPORATION
	By Kimberlee F. Wilson	Date 4-30-91
	By- D. Bogart	Date 4-30-91
	Attest Margaret R. Buhner



SCHEDULE A






UNIFIED CORPORATION
CUSTODY SERVICES FEE SCHEDULE
MARCH 1991



	Base Fee

	Asset Value Fee	1 Basis Point

	Minimum	$2,500.00


	Transaction Fees

	DTC Eligible Transactions	$12.00

	FED Eligible Transactions	$12.00

	Money Market Transactions	$44.00
	(includes purchase & maturity)

	Repurchase Agreements (5/3 Bank)	N/C

	Repurchase Agreements (Others)	$20.00
	(includes purchase & maturity)

	Third Party Repurchase Agreements	$18.00
	(includes purchase & maturity)

	Physical Transactions	$22.00

	Amortized Security Transactions	$45.00

	Options	$35.00

	Principal & Interest Paydowns	$6.00

	Wires & Check Disbursements	$8.00



IN WITNESS WHEREOF, each of the parties hereto has caused
	this Pricing Agreement to be executed	in its name and
behalf as
	of the date and year written.

	UNIFIED MANAGEMENT CORPORATION	BRUCE FUND, INC.

	BY: Margaret Buhner	BY: R. Jeffrey Bruce

	ITS: Manager, Custody Services	ITS: Secretary

	BY: D. Bogart	DATE: 4-19-91

	ITS: President

	DATE: 4-22-91




EXHIBIT 23(p)

CODE OF ETHICS

BRUCE FUND, INC.


Statement of General Policy

The basic principle which should govern all officers, directors and employees of the Bruce Fund, Inc. (the "Fund") is that the functions of the Fund should be carried on with loyalty to the interest of its shareholders. An investment company must be operated exclusively for the benefit of its shareholders.

In adhering to the foregoing basic principle of loyalty, it is recognized that directors, officers and employees must not profit, directly or indirectly, due to their position or capacity in relation to the Fund to the detriment or at the expense of shareholders. No person shall take for his own advantage any corporate opportunity for profit, which that person learns about due to such person's position.

1.	Definition of Terms Used

(a)	The term "person" means any officer, director or employee
of the Fund or investment adviser to the Fund.

  (b) The term "beneficial ownership" includes any security held in the name of a spouse, minor child, relative or relative of a spouse sharing the same household, and any security in which, by reason of any contract, understanding, relationship, agreement or other arrangement a person obtains present or future benefits substantially equivalent to ownership.

(c)	The term "security" includes without limitation any and all
stocks, bonds, notes, bills, debentures and any interest commonly known as a security including any interests which might be selected for, or be included in, the Fund's portfolio and including puts, calls and other options or rights in such securities.

2.	Transactions With The Clients

No person shall sell to, or purchase from, the Fund any security or other property (except merchandise in the ordinary course of business), in which such person has a beneficial interest, unless such purchase or sale involves solely publicly issued securities of the Fund.

3.	Disclosure of Information

(a)	No person shall discuss with or otherwise inform others of
any actual or contemplated security transaction by the Fund or its advisers except in the performance of employment duties or in an official capacity and then only for the benefit of the Fund or an adviser, as appropriate, and in no event for personal gain or for the benefit of others.

(b)	No person shall release information to dealers or brokers or otherwise (except to those concerned with the transaction) as to any investment portfolio changes, proposed or in
process, except (i) upon the completion of such changes, or (ii)
when the disclosure results from the publication of a prospectus,
or (iii)	in conjunction with a regular report to shareholders or
to any governmental authority resulting in such information becoming public knowledge, or (iv) in connection with any report to which shareholders are entitled by reason of provisions of the articles of incorporation, by-laws, rules and regulations, or similar documents governing the operation of the Fund's accounts.

4.	Preferential Treatment

No person shall seek or accept favors, preferential treatment, special benefits or other consideration due to their association with the Fund or an adviser, except those usual and normal benefits directly provided by the Fund or an adviser.

5.	Conflicts of Interest

If any person is aware of a personal interest which is, or might be, in conflict with those of the Fund, that person should disclose the situation or transaction and the nature of the conflict to the Board of Directors of the Fund for appropriate consideration.

6.	Personal Security Transactions

It is in the best interest of the Fund that no person knowingly takes advantage of a corporate opportunity for personal benefit or takes action inconsistent with such person's obligations to the Fund. To that end, therefore, no person shall purchase or sell for such person's own account or for any relative or associate, any security (except nonvolitional purchases and sales, such as dividend reinvestment programs or "calls" or redemptions of securities) which he or she knew or should have known the Fund or adviser is in the process of purchasing or selling, or which is under consideration for purchase or sale by the Fund. Under unusual circumstances, such as a personal financial emergency, application for an exception may be made to the Board of Directors, which application may be granted or denied. This Paragraph shall not apply to transactions involving U.S. Government securities, bankers' acceptances, bank certificates of deposit, commercial paper and shares of registered open-end investment companies.

7.	Procedures

To ensure that the required records are maintained to implement the policies set forth in this Code of Ethics,

(a)	Each person shall report to the Board of Directors the
ownership, purchase or sale of any security in which such person has or acquires a beneficial interest of 1/2 of 1% or more of the amount of such security outstanding.

-2-

(b)	Any person who in connection with regular functions or
duties, makes, participates in or obtains information regarding the purchase or sale of securities or whose functions relates to the making of any recommendation with respect to purchase or sales for the Fund, shall report to the Board of Directors all purchases or sales of any security in which such person has, or by virtue of such transaction acquires, any beneficial interest; provided that a "disinterested" member of the Board of Directors need not report security purchases and sales, except where such director knew, or should have known at the time of the transaction that, during a 15-day period immediately preceding or after the date of a transaction in a security by such person, such security is to be, or was, purchased or sold by the Fund or such purchase or sale is or was considered by the Fund or the adviser for inclusion in the Fund's portfolio. This paragraph 7(b) shall not apply to (i) non-volitional purchases and sales, such as dividend reinvestment
programs or "calls" or redemptions or(ii)	transactions
involving U.S. Government securities, bankers' acceptances, bank certificates of deposit, commercial paper and shares of registered open-end investment companies.

(c)	All such reports shall be in writing, shall be made within
ten days after the close of the calendar quarter in which such purchase or sale was effected, and shall set forth the title of the security, the date and nature of the transaction, the amount of securities involved, the purchase or sale price, the broker/dealer or bank through whom the transaction was effected and the extent of such person's interest in the transaction.

(d)	Board of Directors will take whatever action it deems
necessary with respect to any officer or employee of an adviser or the Fund who violates any provision of this Code of Ethics.

8.	Research Reports

The fact that a security has been the subject of a formal or in-formal research report shall not, in and of itself, indicate that the security is under consideration for purchase or sale. No person shall be considered as knowing, nor be said to be in a position of knowing, that a security was under consideration for purchase or sale or that such security had been purchased or sold solely on the basis of receipt of a research report thereon.

9.	Condition of Employment or Service

All persons shall conduct themselves at all times in the best interests of the Fund. Compliance with the foregoing rules shall be a condition of employment or continued affiliation with the Fund and adviser and conduct not in accordance with constitute grounds for actions including termination of employment or removal from office.



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